DOCUMENT AND ENTITY INFORMATION	3 Months Ended
Mar. 31, 2013
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Entity Registrant Name	THERMOENERGY CORP
Entity Central Index Key	0000884504
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 2,280	$ 4,657	$ 3,056
Accounts receivable, net	1,847	1,246	4,228
Note receivable - affiliate	201	100	0
Costs in excess of billings	531	597	132
Inventories	48	53	167
Deposits	151	1,566	262
Other current assets	145	146	328
Total Current Assets	5,203	8,365	8,173
Property and equipment, net	686	668	544
Other assets	49	0	72
TOTAL ASSETS	5,938	9,033	8,789
LIABILITIES AND STOCKHOLDERS' DEFICIENCY
Accounts payable	1,236	2,143	2,640
Short term borrowings	4,414	4,191	0
Convertible debt, net - current portion	3,187	1,250	1,250
Accrued payroll taxes			599
Billings in excess of costs	5,352	4,922	5,131
Derivative liabilities, current portion	1,327	20	706
Accrued contract costs	93	1,545	19
Other current liabilities	1,633	1,388	1,215
Total Current Liabilities	17,242	15,459	11,560
Long Term Liabilities:
Derivative liabilities	0	2,214	101
Convertible debt, net	0	1,838	1,571
Other long term liabilities	222	133	160
Total Long Term Liabilities	222	4,185	1,832
Total Liabilities	17,464	19,644	13,392
Commitments and contingencies (Note 10)
Stockholders' Deficiency:
Common stock value	120	120	85
Additional paid-in capital	110,219	110,062	108,727
Accumulated deficit	(121,964)	(120,892)	(113,510)
Treasury stock, at cost: 133,797 shares at March 31, 2013 and December 31, 2012	(18)	(18)	(18)
Total ThermoEnergy Corporation Stockholders' Deficiency	(11,524)	(10,609)	(4,597)
Noncontrolling interest	(2)	(2)	(6)
Total Stockholders' Deficiency	(11,526)	(10,611)	(4,603)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIENCY	5,938	9,033	8,789
Series A Convertible Preferred Stock [Member]
Stockholders' Deficiency:
Preferred Stock, $0.01 par value: authorized: 30,000,000 shares at March 31, 2013 and December 31, 2012:	2	2	2
Series B Convertible Preferred Stock [Member]
Stockholders' Deficiency:
Preferred Stock, $0.01 par value: authorized: 30,000,000 shares at March 31, 2013 and December 31, 2012:	$ 117	$ 117	$ 117

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	30,000,000	30,000,000	30,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	425,000,000	425,000,000	425,000,000
Common stock, shares issued	120,588,372	120,588,372	85,167,098
Common stock, shares outstanding	120,454,575	120,454,575	85,033,180
Treasury stock, shares	133,797	133,797	133,797
Series A Convertible Preferred Stock [Member]
Preferred stock, liquidation value per share (in dollars per share)	$ 1.2	$ 1.2	$ 1.2
Preferred stock, shares authorized	208,334	208,334	208,334
Preferred stock, shares issued	208,334	208,334	208,334
Preferred stock, shares outstanding	208,334	208,334	208,334
Series B Convertible Preferred Stock [Member]
Preferred stock, liquidation value per share (in dollars per share)	$ 2.4	$ 2.4	$ 2.4
Preferred stock, shares authorized	12,000,000	12,000,000	12,000,000
Preferred stock, shares issued	11,664,993	11,664,993	11,664,993
Preferred stock, shares outstanding	11,664,993	11,664,993	11,664,993

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 1,009	$ 1,688	$ 6,971	$ 5,583
Less: cost of revenue	1,175	1,428	6,798	5,179
Gross profit (loss)	(166)	260	173	404
Operating Expenses:
General and administrative	986	1,031	4,751	4,869
Engineering, research and development	195	109	460	299
Sales and marketing	382	703	2,855	2,448
Total operating expenses	1,563	1,843	8,066	7,616
Loss from operations	(1,729)	(1,583)	(7,893)	(7,212)
Other income (expense):
Losses On Extinguishment Of Debt			0	(12,551)
Derivative liability income	907	175	1,637	3,936
Other derivative expense			(567)	0
Equity in losses of joint ventures	(54)	(5)	(8)	(389)
Interest expense, net	(189)	(125)	(529)	(1,142)
Other expense	(7)	(7)	(22)	(28)
Total other income (expense)			511	(10,174)
Net loss	(1,072)	(1,545)	(7,382)	(17,386)
Net loss attributable to noncontrolling interest	0	1	4	57
Net loss attributable to ThermoEnergy Corporation	$ (1,072)	$ (1,544)	$ (7,378)	$ (17,329)
Net loss per share attributable to ThermoEnergy Corporation, basic and diluted (in dollars per share)	$ (0.01)	$ (0.02)	$ (0.07)	$ (0.3)
Weighted average shares used in computing loss per share, basic and diluted (in shares)	120,454,575	90,277,915	103,184,422	56,819,885

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating Activities:
Net loss	$ (1,072)	$ (1,545)	$ (7,382)	$ (17,386)
Adjustment to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	157	163	755	1,002
Equity in losses of joint venture	54	5	8	389
Derivative liability income	(907)	(175)	(1,637)	(3,936)
Loss on extinguishment of debt			0	12,513
Common stock issued for services	0	89	88	114
Non-cash interest added to debt	39	23	90	245
Loss on disposal of equipment	0	131	131	62
Depreciation	58	27	119	89
Amortization of discount on convertible debt	20	59	154	687
Other derivative expense			567	0
Increase (decrease) in cash arising from changes in assets and liabilities:
Accounts receivable	(601)	3,242	2,982	(3,185)
Costs in excess of billings	66	(260)	(465)	(132)
Inventories	5	(130)	(125)	(102)
Deposits	1,415	(558)	(1,304)	(262)
Other current assets	(102)	38	350	(45)
Accounts payable	(907)	(1,302)	(497)	1,918
Billings in excess of costs	430	(1,149)	(209)	3,251
Accrued contract costs	(1,452)	103	1,526	(369)
Other current liabilities	284	(242)	(503)	(934)
Other long-term liabilities	89	(46)	(27)	(20)
Net cash used in operating activities	(2,424)	(1,527)	(5,379)	(6,101)
Investing Activities:
Investment in joint ventures			(100)	(400)
Issuance of note receivable to affiliate	(100)	0	(100)	0
Purchases of property and equipment	(76)	(94)	(135)	(135)
Net cash used in investing activities	(176)	(94)	(335)	(535)
Financing Activities:
Proceeds from short term borrowings	223	0	4,191	5,760
Proceeds from issuance of common stock, net of issuance costs	0	498	3,124	2,436
Payments on convertible promissory notes			0	(2,803)
Net cash provided by financing activities	223	498	7,315	5,393
Net change in cash	(2,377)	(1,123)	1,601	(1,243)
Cash, beginning of period	4,657	3,056	3,056	4,299
Cash, end of period	2,280	1,933	4,657	3,056
Supplemental schedule of non-cash financing activities:
Conversion and tender of convertible debt and accrued interest to Series B Convertible Preferred Stock and warrants			0	14,138
Debt premium recognized on convertible debt			0	(131)
Accrued interest added to debt	40	23	23	153
Recognition of derivative liabilities			$ 3,064	$ 3,928

CONSOLIDATED STATEMENTS OF CASH FLOWS [Parenthetical] (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Common Stock Issuance Cost	$ 38	$ 349	$ 196

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIENCY (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended									12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Dec. 31, 2010 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2012 Additional Paid-In Capital [Member]	Dec. 31, 2011 Additional Paid-In Capital [Member]	Dec. 31, 2012 Retained Earnings [Member]	Dec. 31, 2011 Retained Earnings [Member]	Dec. 31, 2012 Treasury Stock [Member]	Dec. 31, 2011 Treasury Stock [Member]	Dec. 31, 2010 Treasury Stock [Member]	Dec. 31, 2012 Noncontrolling Interest [Member]	Dec. 31, 2011 Noncontrolling Interest [Member]
Balance	$ (4,603)	$ (11,674)	$ 2	$ 2	$ 2	$ 60	$ 117	$ 85	$ 55	$ 108,727	$ 84,351	$ (113,510)	$ (96,124)	$ (18)	$ (18)	$ (18)	$ (6)	$ 0
Stock options issued to officers, directors and employees	755	1,002								755	1,002
Common stock issued for services	88	114							1	88	113
Conversion of Series B Convertible Stock (118,518 shares) to Common Stock (1,185,180 shares)		0				(1)			1
Conversion and tender of convertible debt and accrued interest to Series B Convertible Preferred Stock and warrants		14,138				58					14,080
Exercise of Common Stock purchase warrants for cash, net of issuance costs	498	2,436						6	28	492	2,408
Issuance of Common Stock purchase warrants	29	4,879						29		0	4,879
Derecognition of beneficial conversion features on extinguished debt		(2,003)									(2,003)
Repricing of warrants		1,799									1,799
Reclassification of derivative liabilities to equity		2,037									2,037
Debt discount recognized upon issuance of convertible debt		61									61
Contributions to joint venture on behalf of noncontrolling interest		(63)																(63)
Net Loss	(7,378)	(17,329)										(7,382)	(17,386)				4	57
Balance	$ (10,611)	$ (4,603)	$ 2	$ 2	$ 2	$ 117	$ 117	$ 120	$ 85	$ 110,062	$ 108,727	$ (120,892)	$ (113,510)	$ (18)	$ (18)	$ (18)	$ (2)	$ (6)

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIENCY [Parenthetical] (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Common stock issued for services, shares	419,180	600,000
Convertible preferred stock, terms of conversion		Convertible Stock 118,518 shares to Common Stock 1,185,180 shares
Issuance cost of common stock purchase warrants (in dollars)	$ 38	$ 196
Exercise of common stock purchase warrants, shares	5,633,344	27,700,000
Common stock and warrants exercised, per share (in dollars per share)	$ 0.095	$ 0.095
Issuance Cost Of Common Stock For Cash	$ 311
Issuance Of Common Stock Shares For Cash	29,368,750
Issuance Of Common Stock For Cash Per Share Value	$ 0.1

Organization and summary of significant accounting policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

Note 1: Organization and summary of significant accounting policies

Nature of business

ThermoEnergy Corporation (“the Company”) was incorporated in January 1988 for the purpose of developing and marketing advanced municipal and industrial wastewater treatment and carbon reducing power generation technologies.

The Company’s wastewater treatment systems are based on its proprietary Controlled Atmosphere Separation Technology (“CAST”) platform.  The Company’s patented and proprietary platform technology is combined with off-the-shelf technologies (the “Technologies”) to provide systems that are inexpensive, easy to operate and reliable. The Company’s wastewater treatment systems have global applications in hydraulic fracturing (“fracking”) in the oil and gas industry, food and beverage processing, metal finishing, pulp & paper, petrochemical, refining, microchip and circuit board manufacturing, heavy manufacturing and municipal wastewater. The CAST platform technology is owned by the Company’s subsidiary, CASTion Corporation (“CASTion”).

The Company also owns patents on technology for the combustion of coal at high pressure using pure oxygen (oxy-combustion) for clean, coal-fired power generation while producing near zero air emissions and removing and capturing carbon dioxide in liquid form for sequestration or beneficial reuse. This technology is intended to be used to build new or to retrofit old fossil fuel power plants. This technology is held in the Company’s subsidiary, ThermoEnergy Power Systems, LLC (“TEPS”).

Principles of consolidation and basis of presentation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation. The 15% third-party ownership interest in TEPS is recorded as a noncontrolling interest in the consolidated financial statements. Financial results for Unity Power Alliance (“UPA”) as a Joint Venture are accounted for under the equity method, as discussed in Note 4.

Certain prior year amounts have been reclassified to conform to current year classifications.

The accompanying unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 8-03 of Regulation S-X.  Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements.  In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three-month period ended March 31, 2013 are not necessarily indicative of the results that may be expected for the year ending December 31, 2013.

The preparation of these unaudited interim consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The balance sheet at December 31, 2012 has been derived from the audited financial statements at that date but does not include all of the information and footnotes required by GAAP for complete financial statements. For further information, refer to the financial statements and footnotes thereto included in the Annual Report on Form 10-K for the year ended December 31, 2012 of ThermoEnergy Corporation.

Revenue recognition

The Company recognizes revenues using the percentage-of-completion method. Under this approach, revenue is earned in proportion to total costs incurred in relation to total costs expected to be incurred. Contract costs include all direct material and labor costs and indirect costs related to contract performance, such as indirect labor, supplies, tools, repairs and depreciation.

Recognition of revenue and profit is dependent upon a number of factors, including the accuracy of a variety of estimates made at the balance sheet date such as engineering progress, materials quantities, the achievement of milestones, penalty provisions, labor productivity and cost estimates made. Due to uncertainties inherent in the estimation process, actual completion costs may vary from estimates. Changes in job performance, job conditions and estimated profitability may result in revisions to costs and income and are recognized beginning in the period in which they become known.  Provisions for estimated losses on uncompleted contracts are made in the period in which the estimated loss first becomes known.

Certain long-term contracts include a number of different services to be provided to the customer. The Company records separately revenues, costs and gross profit related to each of these services if they meet the contract segmenting criteria in Accounting Standards Codification (“ASC”) 605-35. This policy may result in different interim rates of profitability for each segment than if the Company had recognized revenues using the percentage-of-completion method based on the project’s estimated total costs.

In circumstances when the Company cannot estimate the final outcome of a contract, or when the Company cannot reasonably estimate revenue, the Company utilizes the percentage-of-completion method based on a zero profit margin until more precise estimates can be made. If and when the Company can make more precise estimates, revenues will be adjusted accordingly and recorded as a change in an accounting estimate.

Variable interest entities

The Company assesses whether its involvement with another related entity constitutes a variable interest entity (“VIE”) through either direct or indirect variable interest in that entity. If an entity is deemed to be a VIE, the Company must determine if it is the primary beneficiary (i.e. the party that consolidates the VIE), in accordance with the accounting standard for the consolidation of variable interest entities. The Company qualitatively evaluates if it is the primary beneficiary of the VIE’s based on whether the Company has (i) the power to direct those matters that most significantly impacted the activities of the VIE; and (ii) the obligation to absorb losses or the right to receive benefits of the VIE. See Note 4 for further discussion of UPA as a variable interest entity.

Accounts receivable, net

Accounts receivable are recorded at their estimated net realizable value. Receivables related to the Company’s contracts have realization and liquidation periods of less than one year and are therefore classified as current assets.

The Company maintains allowances for specific doubtful accounts based on estimates of losses resulting from the inability of customers to make required payments and records these allowances as a charge to general and administrative expense. The Company’s method for estimating its allowance for doubtful accounts is based on judgmental factors, including known and inherent risks in the underlying balances, adverse situations that may affect the customer’s ability to pay and current economic conditions. Amounts considered uncollectible are written off based on the specific customer balance outstanding. The Company did not have any allowance for doubtful accounts as of March 31, 2013 and December 31, 2012.

Inventories

Inventories are stated at the lower of cost or net realizable value using the first-in, first-out method and consist exclusively of raw materials.

The Company evaluates its inventory for excess quantities and obsolescence on a periodic basis.  In preparing its evaluation, the Company looks at the expected demand for its products for the next three to twelve months.  Based on this evaluation, the Company records provisions to ensure that inventory is appropriately stated at the lower of cost or net realizable value.

Property and equipment

Property and equipment are stated at cost and are depreciated over the estimated useful life of each asset. Depreciation is computed using the straight-line method. The Company evaluates long-lived assets based on estimated future undiscounted net cash flows or other fair value measures whenever significant events or changes in circumstances occur that indicate the carrying amount may not be recoverable. If that evaluation indicates that an impairment has occurred, a charge is recognized to the extent the carrying amount exceeds the undiscounted cash flows or fair values of the asset, whichever is more readily determinable.

The Company recorded a loss of $131,000 in the first quarter of 2012 related to the disposal of a system previously used for pre-sales testing. This loss is included in sales and marketing expense on its Consolidated Statement of Operations for the three-month period ended March 31, 2012.

Contingencies

The Company accrues for costs relating to litigation, including litigation defense costs, claims and other contingent matters, including liquidated damage liabilities, when such liabilities become probable and reasonably estimable. Such estimates may be based on advice from third parties or on management’s judgment, as appropriate. Revisions to accruals are reflected in earnings (loss) in the period in which different facts or information become known or circumstances change that affect the Company’s previous assumptions with respect to the likelihood or amount of loss. Amounts paid upon the ultimate resolution of such liabilities may be materially different from previous estimates and could require adjustments to the estimated liability to be recognized in the period such new information becomes known.

Stock options

The Company accounts for stock options in accordance with Accounting Standards Codification (“ASC”) Topic 718, “Compensation – Stock Compensation”. This topic requires that the cost of all share-based payments to vendors and employees, including grants of employee stock options, be recognized in the consolidated financial statements based on their fair values on the measurement date, which is generally the date of grant. Such cost is recognized over the vesting period of the awards. The Company uses the Black-Scholes option pricing model to estimate the fair value of “plain vanilla” stock option awards.

Fair value of financial instruments and fair value measurements

The carrying amount of cash, accounts receivable, other current assets, accounts payable, short-term borrowings and other current liabilities in the consolidated financial statements approximate fair value because of the short-term nature of the instruments. The carrying amount of the Company’s convertible debt was $3,187,000 and $3,088,000 at March 31, 2013 and December 31, 2012, respectively, and approximates its fair value, as the interest rate on this debt approximates the interest rate of the Company’s recent borrowings. The Company’s derivative liabilities are recorded at fair value.

The Company's liabilities carried at fair value are categorized using inputs from the three levels of the fair value hierarchy, as follows:

Level 1:   Quoted prices in active markets for identical assets or liabilities.

Level 2:  Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3:   Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the liabilities.

Net income (loss) per share

Basic income (loss) per share (“EPS”) is computed by dividing the net income (loss) attributable to the common stockholders (the numerator) by the weighted average number of shares of common stock outstanding (the denominator) during the reporting periods. Fully diluted income per share is computed by increasing the denominator by the weighted average number of additional shares that could have been outstanding from securities convertible into common stock, such as stock options and warrants (using the “treasury stock” method), and convertible preferred stock and debt (using the “if-converted” method), unless the effect on net income per share is antidilutive. Under the “if-converted” method, convertible instruments are assumed to have been converted as of the beginning of the period or when issued, if later. The computations of diluted net loss per share do not include 333,169 and 414,291 options and warrants which were outstanding as of the three-month periods ended March 31, 2013 and 2012, respectively, as the inclusion of these securities would have been anti-dilutive.

Note 1: Organization and summary of significant accounting policies

Nature of business

ThermoEnergy Corporation (“the Company”) was incorporated in January 1988 for the purpose of developing and marketing advanced municipal and industrial wastewater treatment and carbon reducing power generation technologies.

The Company’s wastewater treatment systems are based on its proprietary Controlled Atmosphere Separation Technology (“CAST®”) platform.  The Company’s patented and proprietary platform technology is combined with off-the-shelf technologies to provide systems that are inexpensive, easy to operate and reliable. The Company’s wastewater treatment systems have global applications in aerospace, food and beverage processing, metal finishing, pulp & paper, petrochemical, refining, microchip and circuit board manufacturing, heavy manufacturing and municipal wastewater. The CAST® platform technology is owned by its subsidiary, CASTion Corporation (“CASTion”).

The Company also owns a patented pressurized oxycombustion technology that converts fossil fuels (including coal, oil and natural gas) and biomass into electricity while producing near zero air emissions and removing and capturing carbon dioxide in liquid form for sequestration or beneficial reuse. This technology is intended to be used to build new or to retrofit old fossil fuel power plants globally with near zero air emissions while capturing carbon dioxide as a liquid for ready sequestration far more economically than any other competing technology. The pressurized oxycombustion technology is held in the Company’s subsidiary, ThermoEnergy Power Systems, LLC (“TEPS”).

Principles of consolidation and basis of presentation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation. Financial results for Unity Power Alliance (“UPA”) have been consolidated for the period from inception until the date it became a Joint Venture. Financial results for UPA as a Joint Venture are accounted for under the equity method, as discussed in Note 4.

Certain prior year amounts have been reclassified to conform to current year classifications.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Significant estimates affecting amounts reported in the consolidated financial statements relate to revenue recognition using the percentage-of-completion method.

The 15% third party ownership interest in TEPS is recorded as a noncontrolling interest in the consolidated financial statements.

Revenue recognition

The Company recognizes revenues using the percentage of completion method. Under this approach, revenue is earned in proportion to total costs incurred in relation to total costs expected to be incurred. Contract costs include all direct material and labor costs and indirect costs related to contract performance, such as indirect labor, supplies, tools, repairs and depreciation.

Recognition of revenue and profit is dependent upon a number of factors, including the accuracy of a variety of estimates made at the balance sheet date such as engineering progress, materials quantities, the achievement of milestones, penalty provisions, labor productivity and cost estimates made. Due to uncertainties inherent in the estimation process, actual completion costs may vary from estimates. Changes in job performance, job conditions and estimated profitability may result in revisions to costs and income and are recognized beginning in the period in which they become known.  Provisions for estimated losses on uncompleted contracts are made in the period in which the estimated loss first becomes known.

Certain long-term contracts include a number of different services to be provided to the customer. The Company records separately revenues, costs and gross profit related to each of these services if they meet the contract segmenting criteria in ASC 605-35. This policy may result in different interim rates of profitability for each segment than if the Company had recognized revenues using the percentage-of-completion method based on the project’s estimated total costs.

In circumstances when the Company cannot estimate the final outcome of a contract, or when the Company cannot reasonably estimate revenue, the Company utilizes the percentage-of-completion method based on a zero profit margin until more precise estimates can be made. If and when the Company can make more precise estimates, revenues will be adjusted accordingly and recorded as a change in an accounting estimate. The Company recorded two contracts which represented 8% of its revenues for the year ended December 31, 2012 and one contract which represented approximately 5% of its revenues for the year ended December 31, 2011 utilizing the percentage-of-completion method based on a zero profit margin.

Variable interest entities

The Company assesses whether its involvement with another related entity constitutes a variable interest entity (“VIE”) through either direct or indirect variable interest in that entity. If an entity is deemed to be a VIE, the Company must determine if it is the primary beneficiary (i.e. the party that consolidates the VIE), in accordance with the accounting standard for the consolidation of variable interest entities. The Company qualitatively evaluates if it is the primary beneficiary of the VIE’s based on whether the Company has (i) the power to direct those matters that most significantly impacted the activities of the VIE; and (ii) the obligation to absorb losses or the right to receive benefits of the VIE. See Note 4 for further discussion of UPA as a variable interest entity.

Cash

The Company places its cash in highly rated financial institutions, which are continually reviewed by senior management for financial stability. Effective December 31, 2010, extending through December 31, 2012, all “noninterest-bearing transaction accounts” are fully insured, regardless of the balance of the account. Generally the Company’s cash in interest-bearing accounts exceeds financial depository insurance limits. However, the Company has not experienced any losses in such accounts and believes that its cash is not exposed to significant credit risk.

Accounts receivable, net

Accounts receivable are recorded at their estimated net realizable value. Receivables related to the Company’s contracts have realization and liquidation periods of less than one year and are therefore classified as current.

The Company maintains allowances for specific doubtful accounts based on estimates of losses resulting from the inability of customers to make required payments and record these allowances as a charge to general and administrative expense. The Company’s method for estimating its allowance for doubtful accounts is based on judgmental factors, including known and inherent risks in the underlying balances, adverse situations that may affect the customer’s ability to pay and current economic conditions. Amounts considered uncollectible are written off based on the specific customer balance outstanding.

The Company did not have any activity in its allowance for doubtful accounts for the year ended December 31, 2012. The following is a summary of the Company’s allowance for doubtful accounts activity for the year ended December 31, 2011:

Allowance for doubtful accounts, beginning of year	$9
Bad debt expense	1
Write-offs	(10)
Allowance for doubtful accounts, end of year	$—

One customer accounted for 53% and 96% of the Company’s gross accounts receivable balance at December 31, 2012 and 2011, respectively. For the year ended December 31, 2012, one customer accounted for 73% of the Company’s revenues. For the year ended December 31, 2011, two customers each accounted for more than 10% of the Company’s revenues and collectively accounted for 92% of total revenues.

Inventories

Inventories are stated at the lower of cost or net realizable value using the first-in, first-out method and consist primarily of raw materials and supplies.

The Company evaluates its inventory for excess quantities and obsolescence on a periodic basis.  In preparing our evaluation, the Company looks at the expected demand for its products for the next three to twelve months.  Based on this evaluation, the Company records provisions to ensure that inventory is appropriately stated at the lower of cost or net realizable value.

Property and equipment

Property and equipment are stated at cost and are depreciated over the estimated useful life of each asset. Depreciation is computed using the straight-line method.  The Company evaluates long-lived assets based on estimated future undiscounted net cash flows or other fair value measures whenever significant events or changes in circumstances occur that indicate the carrying amount may not be recoverable. If that evaluation indicates that an impairment has occurred, a charge is recognized to the extent the carrying amount exceeds the undiscounted cash flows or fair values of the asset, whichever is more readily determinable.

The Company recorded a loss of $131,000 in 2012 related to the disposal of a system previously used for pre-sales testing. This loss is included in sales and marketing expense on its Consolidated Statement of Operations for the year ended December 31, 2012. In 2011, the Company recorded a loss of $62,000 on the disposal of property and equipment in conjunction with relocating its corporate headquarters. This loss is included in general and administrative expense on its Consolidated Statement of Operations for the year ended December 31, 2011.

Contingencies

The Company accrues for costs relating to litigation, including litigation defense costs, claims and other contingent matters, including liquidated damage liabilities, when such liabilities become probable and reasonably estimable. Such estimates may be based on advice from third parties or on management’s judgment, as appropriate. Revisions to payroll tax and other accruals are reflected in income in the period in which different facts or information become known or circumstances change that affect the Company’s previous assumptions with respect to the likelihood or amount of loss. Amounts paid upon the ultimate resolution of contingent liabilities may be materially different from previous estimates and could require adjustments to the estimated liability to be recognized in the period such new information becomes known.

Stock options

The Company accounts for stock options in accordance with Accounting Standards Codification (“ASC”) Topic 718, “Compensation – Stock Compensation”. This topic requires that the cost of all share-based payments to employees, including grants of employee stock options, be recognized in the financial statements based on their fair values on the measurement date, which is generally the date of grant.  Such cost is recognized over the vesting period of the awards.  The Company uses the Black-Scholes option pricing model to estimate the fair value of “plain vanilla” stock option awards.

Income taxes

The Company uses the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax basis of assets and liabilities and are measured using enacted rates and laws that will be in effect when the deferred tax assets or liabilities are expected to be realized or settled. A valuation allowance for deferred tax assets is provided if it is more likely than not that all or a portion of the deferred tax assets will not be realized. The Company recognizes interest and penalties related to underpayments of income taxes as a component of interest and other expense on its Consolidated Statement of Operations.

The Company estimates contingent income tax liabilities based on the guidance for accounting for uncertain tax positions as prescribed in ASC Topic 740, “Income Taxes.” The Company uses a two-step process to assess each income tax position.  The Company first determines whether it is more likely than not that the income tax position will be sustained, based on technical merits, upon examination by the taxing authorities.  If the income tax position is expected to meet the more likely than not criteria, the Company then records the benefit in the financial statements that equals the largest amount that is greater than 50% likely to be realized upon its ultimate settlement.  At December 31, 2012 and 2011, there are no uncertain tax positions that require accrual.

The Company is subject to taxation in the U.S. and various states. As of December 31, 2012 the Company’s tax years for 2009, 2010 and 2011 are subject to examination by the tax authorities. With few exceptions, as of December 31, 2012, the Company is no longer subject to U.S. federal, state or local examinations by tax authorities for years before 2009. Tax year 2008 was open as of December 31, 2011.

Fair value of financial instruments and fair value measurements

The carrying amount of cash, accounts receivable, other current assets, accounts payable, short-term borrowings and other current liabilities in the consolidated financial statements approximate fair value because of the short-term nature of those instruments. The carrying amount of the Company’s convertible debt was $1,838,000 and $1,571,000 at December 31, 2012 and 2011, respectively, and approximates the fair value of these instruments, as the interest rate on this debt approximates the interest rate on the Company’s recent borrowings. The Company’s derivative liabilities are recorded at fair value.

The Company's assets and liabilities carried at fair value are categorized using inputs from the three levels of fair value hierarchy, as follows:

Level 1:   Quoted prices in active markets for identical assets or liabilities.

Level 2:   Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3:   Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the liabilities.

Series B Convertible Preferred Stock

The Company determined the initial value of the Series B Convertible Preferred Stock using the monte carlo simulation valuation model. Because the Series B Convertible Preferred Stock has an indefinite life, it is classified within the stockholders’ deficiency section of the Company's Consolidated Balance Sheets.

Earnings (loss) per share

Basic earnings (loss) per share (“EPS”) is computed by dividing the net income (loss) attributable to the common stockholders (the numerator) by the weighted average number of shares of common stock outstanding (the denominator) during the reporting periods. Fully diluted earnings per share is computed by increasing the denominator by the weighted average number of additional shares that could have been outstanding from securities convertible into common stock, such as stock options and warrants (using the “treasury stock” method), and convertible preferred stock and debt (using the “if-converted” method), unless the effect on net income per share is antidilutive. Under the “if-converted” method, convertible instruments are assumed to have been converted as of the beginning of the period or when issued, if later. The computations of diluted net loss per share do not include 392,326 and 420,004 options and warrants which were outstanding as of the years ended December 31, 2012 and 2011, respectively, as the inclusion of these securities would have been anti-dilutive.

Concentration of Credit Risk and Major Customers

Financial instruments which potentially expose the Company to concentrations of credit risk include cash equivalents, investments in treasury bills, certificates of deposits and commercial paper, trade accounts receivable, accounts payable and accrued liabilities. We restrict our cash equivalents and investments in marketable securities to repurchase agreements with major banks and U.S. government and corporate securities which are subject to minimal credit and market risk.

Recent accounting pronouncements

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS,” which converges fair value measurement and disclosure guidance in U.S. GAAP with fair value measurement and disclosure guidance issued by the International Accounting Standards Board (“IASB”). The amendments in the authoritative guidance do not modify the requirements for when fair value measurements apply. The amendments generally represent clarifications on how to measure and disclose fair value under ASC 820, “Fair Value Measurement.” The authoritative guidance is effective prospectively for interim and annual periods beginning after December 15, 2011. Early adoption of the authoritative guidance is not permitted. The Company has adopted the provisions of ASU 2011-04 in the Company’s fiscal year beginning January 1, 2012, and the provisions of this guidance did not have a material impact on its financial statements or disclosures.

There were no other accounting standards recently issued that had or are expected to have a material impact on our consolidated financial statements and associated disclosures.

Management's consideration of going concern matters	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Managements Consideration Of Going Concern Matters [Abstract]
Managements Consideration of Going Concern Matters [Text Block]

Note 2: Management's consideration of going concern matters

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. However, the Company has sustained substantial losses from operations in recent years, and such losses have continued through the three-month period ended March 31, 2013. Furthermore, as discussed in Note 3, the Company’s contract with the New York City Department of Environment Regulation (“NYCDEP”) was terminated for convenience effective November 29, 2012.

At March 31, 2013, the Company had cash of approximately $2.3 million, a decrease of approximately $2.4 million from December 31, 2012. The Company has incurred net losses since inception, including a net loss of approximately $1.1 million during the three-month period ended March 31, 2013 and had an accumulated deficit of approximately $122 million at March 31, 2013.

In view of the matters described in the preceding paragraph, recoverability of a major portion of the recorded asset amounts shown in the accompanying balance sheet is dependent upon continued operations of the Company, which in turn is dependent upon the Company’s ability to meet its financing requirements on a continuing basis, to maintain present financing, and to succeed in its future operations.The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.

These uncertainties raise substantial doubt about the Company's ability to continue as a going concern. The financial statements included in this Form 10-Q have been prepared on a going concern basis and as such do not include any adjustments that might result from the outcome of this uncertainty.

Management is actively pursuing commercial contracts to generate operating revenue. Management has determined that the financial success of the Company is dependent upon the Company’s ability to obtain profitability from contracts with financially sound third parties to pursue projects involving the Technologies. In addition, management is considering opportunities to raise substantial funding through additional equity or debt financing that will allow the Company to operate until it becomes cash flow positive from operations.

As more fully described in Note 11, on April 5, 2013, the Company issued shares of Series C Convertible Preferred Stock in exchange for the entire principal and accrued interest amounts of the Company’s December 2011 Bridge Notes and the Company’s November 2012 Bridge Notes.

Note 2: Management's consideration of going concern matters

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. However, the Company has sustained substantial losses from operations in recent years, and such losses have continued through the year ended December 31, 2012.

At December 31, 2012, the Company had cash of approximately $4.7 million. The Company has incurred net losses since inception, including a net loss of approximately $7.4 million during the year ended December 31, 2012 and had an accumulated deficit of approximately $120.9 million at December 31, 2012.

In view of the matters described in the preceding paragraph, recoverability of a major portion of the recorded asset amounts shown in the accompanying balance sheet is dependent upon continued operations of the company, which in turn is dependent upon the company’s ability to meet its financing requirements on a continuing basis, to maintain present financing, and to succeed in its future operations.The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should the company be unable to continue in existence. Management is considering several alternatives for mitigating these conditions.

These uncertainties raise substantial doubt about the Company's ability to continue as a going concern. The financial statements included in this Form 10-K have been prepared on a going concern basis and as such do not include any adjustments that might result from the outcome of this uncertainty.

Management is actively seeking to raise substantial funding through additional equity or debt financing that will allow the Company to operate until it becomes cash flow positive from operations. Management is also actively pursuing commercial contracts to generate operating revenue. Management has determined that the financial success of the Company is largely dependent upon the Company’s ability to collaborate with financially sound third parties to pursue projects involving the Technologies.

As more fully described in Note 7, the Company initiated the following equity financing transactions during 2012:

On January 10, 2012, the Company received proceeds totaling approximately $498,000, net of issuance costs, from the exercise of an aggregate of 5,633,344 warrants at an exercise price of $0.095 per share.

On July 11, 2012, the Company received proceeds totaling approximately $1,566,000, net of issuance costs, from the issuance of 17,316,250 shares of the Company’s Common Stock, warrants for the purchase of an additional 18,670,375 shares at an exercise price of $0.15 per share and warrants for the purchase of an additional 1,354,125 shares at an exercise price of $0.10 per share.

On August 9, 2012, the Company received proceeds totaling approximately $729,000, net of issuance costs, from the issuance of 8,287,500 shares of the Company’s Common Stock, warrants for the purchase of an additional 9,116,250 shares at an exercise price of $0.15 per share and warrants for the purchase of an additional 828,750 shares at an exercise price of $0.10 per share.

On October 9, 2012 the Company received proceeds of approximately $331,000, net of issuance costs, from the issuance of 3,765,000 shares of the Company’s Common Stock, warrants for the purchase of an additional 4,141,500 shares at an exercise price of $0.15 per share and warrants for the purchase of an additional 376,500 shares at an exercise price of $0.10 per share.

Also, as more fully described in Note 5, on November 30, 2012 the Company entered into a Bridge Loan Agreement with certain investors on November 30, 2012 pursuant to which the Company received proceeds totaling $3.7 million.

Risks and Uncertainties	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

Note 3: Risks and Uncertainties

On August 22, 2012, the NYCDEP issued a stop work order to the Company relative to its contract to install an Ammonia Removal Process (“ARP”) system at the NYCDEP’s wastewater treatment facility in the 26th Ward. The NYCDEP terminated the contract for convenience, effective November 29, 2012.

Upon notification of the contract termination, the Company cancelled all orders from its major vendors. The Company ceased recognition of revenues as of November 29, 2012 and has recorded all incremental costs as period costs on its Consolidated Statement of Operations.

The Company has billed approximately $16.0 million to the NYCDEP related to this contract as of March 31, 2013. Of this amount, approximately $15.5 million has been paid and approximately $536,000 was outstanding. The NYCDEP paid approximately $456,000 against the outstanding amounts due in April 2013 and paid the remaining $80,000 in May 2013. The Company has accounts receivable of approximately $536,000, deposits of $151,000, accrued contract costs of $80,000 and billings in excess of costs of approximately $4.9 million related to this contract as of March 31, 2013.

The Company delivered all equipment, including all material from third party vendors, to the NYCDEP during the first quarter of 2013. The Company believes its contractual obligations under the agreement have been met, and the Company continues to work through the termination process with the NYCDEP. While there may be additional billings or adjustments related to this termination process, the Company does not expect to incur any additional expenses related to this project in future periods.  Accordingly, the Company cannot determine a final outcome at this time; however, the Company does not believe its exposure extends beyond the amounts reported on its Consolidated Balance Sheet at March 31, 2013.

Because of this contract termination, the Company's revenues, expenses, and income will be adversely affected in future periods, as this contract represented approximately 73% of the Company's revenues for the year ended December 31, 2012.

Note 3: Risks and Uncertainties

On August 22, 2012, the NYCDEP issued a stop work order to the Company relative to its contract to install an Ammonia Removal Process (“ARP”) system at the NYCDEP’s wastewater treatment facility in the 26th Ward. On November 13, 2012, the NYCDEP notified the Company that it is terminating the contract, effective November 29, 2012.

The Company suspended all work on this contract as of August 22, 2012 and suspended all work with its major vendors. Upon notification of the contract termination, the Company cancelled all orders from its major vendors. The Company ceased recognition of revenues as of November 29, 2012 and has recorded all incremental costs as period costs on its Consolidated Statement of Operations.

The Company has billed approximately $15.5 million to the NYCDEP related to this contract as of December 31, 2012, of which approximately $14.8 million has been paid and approximately $662,000 was outstanding. The outstanding amounts were paid by the NYCDEP in January 2013. The Company has accounts receivable of approximately $662,000, deposits of approximately $1.4 million, accrued contract costs of approximately $1.4 million and billings in excess of costs of approximately $4.5 million related to this contract as of December 31, 2012. The Company is working through the termination process directly with the NYCDEP. There may be additional billings or adjustments related to this termination process. Accordingly, the Company cannot determine a final outcome at this time; however, the Company does not believe its exposure extends beyond the amounts reported on its Consolidated Balance Sheet at December 31, 2012.

Because of this contract termination, the Company's revenues, expenses, and income will be adversely affected in future periods, as this contract represented approximately 73% and 80% of the Company's revenues for the years ended December 31, 2012 and 2011, respectively.

Joint Ventures	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Joint Venture [Abstract]
Joint Venture [Text Block]

Note 4: Joint Ventures

Babcock-Thermo Clean Combustion LLC

On February 25, 2009, the Company’s majority-owned subsidiary, TEPS, and Babcock Power Development, LLC (“BPD”), a subsidiary of Babcock Power, Inc., entered into a Limited Liability Company Agreement (the “LLC Agreement”) establishing Babcock-Thermo Carbon Capture LLC, a Delaware limited liability company now known as Babcock-Thermo Clean Combustion LLC (the “Joint Venture”) for the purpose of developing and commercializing its pressurized oxy-combustion technology.

On March 2, 2012, TEPS entered into a Dissolution Agreement with BPD to terminate the Limited Liability Company Agreement and dissolve the Joint Venture. The BTCC Board of Managers is supervising the wind down and dissolution process, and the Company expects the Joint Venture to be dissolved in the second quarter of 2013.

Unity Power Alliance LLC

On March 8, 2012, the Company announced the formation of Unity Power Alliance LLC (“UPA”). UPA was formed with the intention to work with partners and stakeholders to develop and commercialize its pressurized oxycombustion technology. On July 16, 2012, Itea S.p.A. (‘‘Itea”) acquired a 50% ownership interest in UPA.

UPA is governed by a Board of Directors, with half of the directors nominated by each of the Company and Itea. Administrative expenses of UPA are borne jointly by the Company and Itea, and financing for development expenses will be obtained from third parties.

On June 20, 2012, the Company and Itea entered into a License Agreement whereby the Company and the Company’s majority-owned subsidiary, TEPS, and Itea granted a non-exclusive, non-transferable royalty-free license to UPA to use their intellectual property relating to pressurized oxycombustion. The licenses to UPA became effective upon Itea’s acquisition of its ownership interest in UPA. The License Agreement further provides that, if UPA successfully obtains funding and project support to construct the pilot plant, the parties may grant licenses of their respective intellectual property and know-how to each other or to third parties for the operation of power plants based on such intellectual property and know-how, and royalties will be shared as defined in the License Agreement.

In September 2012, UPA was awarded a $1 million Phase 1 grant from the U.S. Department of Energy to help fund a project on a cost-sharing basis under a special DOE program to advance technologies for efficient, clean coal power and carbon capture. As part of UPA's project, in October 2012, the Company received a $900,000 contract from UPA to build a bench-scale “flameless” combustion reactor under the grant. UPA and its subcontractors received contract definitization during the first quarter of 2013 and began to receive funding. Accordingly, UPA has received funding totaling $170,000 related to this grant. The Company recorded revenues totaling $157,000 on a time and materials basis related to this contract in the first quarter of 2013.

In accordance with ASC 810, Consolidation, the Company determined that it held a variable interest in UPA and that UPA was a variable-interest entity. However, the Company has concluded that it is not required to consolidate the financial statements of UPA as of and for the three-month period ended March 31, 2013. The Company reviewed the most significant activities of UPA and determined that because the Company shares the power to direct the activities of UPA with Itea, it is not the primary beneficiary of UPA. Accordingly, the financial results of UPA is accounted for under the equity method of accounting. The carrying value of the Company’s investment in the Joint Venture is a shortfall of $164,000 and $109,000 as of March 31, 2013 and December 31, 2012, respectively, and is classified as Other Long Term Liabilities on the Company’s Consolidated Balance Sheets.

Note 4:  Joint Ventures

Babcock-Thermo Clean Combustion LLC

On February 25, 2009, the Company’s subsidiary, TEPS, and  Babcock Power Development, LLC (“BPD”), a subsidiary of Babcock Power, Inc., entered into a Limited Liability Company Agreement (the “LLC Agreement”) establishing Babcock-Thermo Carbon Capture LLC, a Delaware limited liability company (the “Joint Venture”) for the purpose of developing its proprietary pressurized oxycombustion technology.  In 2011, the joint venture changed its name to Babcock-Thermo Clean Combustion LLC.

TEPS entered into a license agreement with the Joint Venture and BPD, pursuant to which it has granted to the Joint Venture an exclusive, irrevocable (except as otherwise provided therein), world-wide and royalty-free license to TEPS’ intellectual property related to or necessary to practice the pressurized oxycombustion technology (the “License”).   In the LLC Agreement, BPD has agreed to develop, at its own expense, intellectual property in connection with three critical subsystems relating to the pressurized oxycombustion technology: a combustor subsystem, a steam generating heating surface subsystem, and a condensing heat exchangers subsystem (collectively, the “Subsystems”) and  BPD has entered into a license agreement with the Joint Venture and TEPS pursuant to which it has granted the Joint Venture an exclusive, irrevocable (except as otherwise provided therein), world-wide, fully paid up and royalty-free license to BPD’s know-how and other proprietary intellectual property related to or necessary to practice the Subsystems.

Pursuant to the LLC Agreement, each of ThermoEnergy Power Systems and BPD owned a 50% membership interest in the Joint Venture.  The LLC Agreement provides that each member may be required, from time to time, to make capital contributions to the Joint Venture to fund its operations.  The Company made capital contributions of $400,000 in 2011.

The Company accounted for the Joint Venture using the equity method of accounting. Accordingly, the Company reduced the value of its investment in the Joint Venture by $26,000 in 2012 and $389,000 in 2011 to account for its share of net losses incurred by the Joint Venture. The carrying value of the Company’s investment in the Joint Venture is $10,000 and $32,000 as of December 31, 2012 and 2011, respectively, and is classified as Other Assets on the Company’s Consolidated Balance Sheets.

On March 2, 2012, TEPS entered into a Dissolution Agreement with BPD to terminate the Limited Liability Company Agreement and dissolve the Joint Venture. The BTCC Board of Managers is supervising the wind down and dissolution process.

Unity Power Alliance LLC

On March 8, 2012, the Company announced the formation of Unity Power Alliance LLC (“UPA”). UPA was formed with the intention to work with partners and stakeholders to develop and commercialize its pressurized oxycombustion technology.

On June 20, 2012, the Company entered into an agreement with Itea S.p.A. (“Itea”) for the development of pressurized oxycombustion in North America. The two parties, through UPA, will utilize the two parties’ propriety technology to advance, develop and promote the use of the coal application of pressurized oxycombustion, construct a pilot plant utilizing the technology, and subsequently construct a demonstration facility based on the technology as implemented in the pilot plant. Itea was granted the option to acquire a 50% ownership interest in UPA for $1,250. On July 16, 2012, Itea exercised its option and acquired the 50% ownership interest in UPA.

UPA is governed by a Board of Directors, with half of the directors nominated by each of the Company and Itea. Administrative expenses of UPA are borne jointly by the Company and Itea, and financing for development expenses will be obtained from third parties.

Also on June 20, 2012 the Company and Itea entered into a License Agreement whereby the Company and the Company’s majority-owned subsidiary, TEPS, and Itea granted a non-exclusive, non-transferable royalty-free license to UPA to use their intellectual property relating to pressurized oxycombustion. The licenses to UPA became effective upon Itea’s acquisition of its ownership interest in UPA. The License Agreement further provides that, if UPA successfully obtains funding and project support to construct the pilot plant, the parties may grant licenses of their respective intellectual property and know-how to each other or to third parties for the operation of power plants based on such intellectual property and know-how, and royalties will be shared as defined in the License Agreement.

In September 2012, UPA was awarded a $1 million Phase 1 grant from the U.S. Department of Energy to help fund a project under a special DOE program to advance technologies for efficient, clean coal power and carbon capture. As of December 31, 2012, UPA has not received any funding and has not recorded any revenues related to this grant. As part of UPA's project, in October 2012, the Company received a $900,000 contract from UPA to build a bench-scale “flameless” combustion reactor under the grant. The Company has not commenced work on this contract as of December 31, 2012.

In October 2012, the Company and Itea entered into a Loan Agreement with UPA through which funds required to maintain the operations of the joint venture would be loaned in the form of notes receivable. The notes bear interest at the three-month LIBOR rate plus 2% per year, with interest calculated monthly and added to the balance of the notes. Each of the Company and Itea loaned $100,000 to UPA in October 2012 in conjunction with this Loan Agreement.

In accordance with ASC 810, Consolidation, the Company determined that it held a variable interest in UPA and that UPA was a variable-interest entity. However, the Company has concluded that it is not required to consolidate the financial statements of UPA for the year ended December 31, 2012. The Company reviewed the most significant activities of UPA and determined that because the Company shares the power to direct the activities of UPA with Itea, it is not the primary beneficiary of UPA. Accordingly, the financial results of UPA are accounted for under the equity method of accounting.

Financial results for UPA have been consolidated for the period from inception until July 16, 2012, when Itea acquired its 50% ownership interest in UPA. Accordingly, the Company included $129,000 of sales and marketing expense related to UPA on its Consolidated Statement of Operations for the year ended December 31, 2012. The Company accounted for UPA using the equity method of accounting after Itea acquired its ownership interest. The Company increased the value of its investment in the Joint Venture by $18,000 in 2012 to account for its share of net income. The carrying value of the Company’s investment in the Joint Venture is a shortfall of $104,000 as of December 31, 2012 and is classified as Other Long Term Liabilities on the Company’s Consolidated Balance Sheets.

Short term borrowings	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Short-term Debt [Text Block]

Note 5: Short term borrowings

Short term borrowings consisted of the following at March 31, 2013 and December 31, 2012 (in thousands):

	March 31, 2013	December 31, 2012
Project financing line of credit and accrued costs	714	491
November 2012 Bridge Notes, 8%, due April 15, 2013	3,700	3,700
	$4,414	$4,191

Project Financing Line of Credit

On October 4, 2012, the Company entered into a Loan Agreement (the “Loan Agreement”) with C13 Thermo LLC (the “Lender”), a related party whose owners are related to an officer of the Company. Under this Loan Agreement, the Lender established a credit facility allowing the Company to borrow up to $700,000 (the “Credit Facility”) to finance the fabrication and testing of an Ammonia Reduction Process system utilizing the Company’s proprietary technology (the “Project”). The Company issued to the Lender a promissory note in the principal amount of $700,000 (the “Note”). The Company borrowed approximately $680,000 and $491,000 against this Credit Facility as of March 31, 2013 and December 31, 2012, respectively, and the Company agreed to reimburse legal fees of $34,000 to the Lender in 2013.

Amounts borrowed under the Credit Facility will not bear interest (except in the case of an event of default, in which case all amounts borrowed, together with all fees, expenses and other amounts due, shall bear interest at the default rate of 8% per annum). Upon maturity of the Note, the Company will be charged a commitment fee equal to 10% of the aggregate principal amount borrowed under the Credit Facility. The Credit Facility expires, and all amounts due under the Note, together with all commitment fees incurred under the Loan Agreement, will become due and payable, on the earlier of (i) March 4, 2013 or (ii) the date on which the Company first draws against an irrevocable documentary letter of credit that has been issued for the Company’s benefit in connection with the Project. The Credit Facility was amended in March 2013 to extend the expiration date to the earlier of (i) April 5, 2013 or (ii) one business day following the date the Company first draws against the irrevocable documentary letter of credit. The Company may repay the Note in whole or in part at any time without premium or penalty. The Credit Facility is secured by all of the Company’s assets. The Credit Facility contains certain non-financial covenants, and the Company believes it is in compliance with these covenants as of March 31, 2013.

On April 5, 2013 the Company repaid in full all outstanding principal and accrued commitment fees related to this Credit Facility.

November 2012 Bridge Note Financing

On November 30, 2012 the Company entered into Bridge Loan Agreements with six of its principal investors pursuant to which the Investors agreed to make bridge loans to the Company of $3.7 million in exchange for 8% Promissory Notes (the “November 2012 Bridge Notes”).  The November 2012 Bridge Notes bear interest at the rate of 8% per year and are due and payable on April 15, 2013.

The November 2012 Bridge Notes contain other conventional terms, including representations and warranties regarding the Company’s business and assets and its authority to enter into such agreements, and provisions for acceleration of the Company’s obligations upon the occurrence of certain specified events of default.

As further discussed in Note 11, on April 5, 2013 the Investors tendered these November 2012 Bridge Notes for shares of the Company’s Series C Convertible Preferred Stock and Warrants.

Note 5: Short term borrowings

Short term borrowings consisted of the following at December 31, 2012 (in thousands):

Project financing line of credit	$491
November 2012 Bridge Notes, 8%, due April 15, 2013	3,700
$4,191

Project Financing Line of Credit

On October 4, 2012, the Company entered into a Loan Agreement (the “Loan Agreement”) with C13 Thermo LLC (the “Lender”), a related party whose owners are related to an officer of the Company. Under this Loan Agreement, the Lender established a credit facility allowing the Company to borrow up to $700,000 (the “Credit Facility”) to finance the fabrication and testing of an Ammonia Reduction Process system utilizing the Company’s proprietary technology (the “Project”). The Company issued to the Lender a promissory note in the principal amount of $700,000 (the “Note”). As of December 31, 2012 the Company borrowed approximately $491,000 against this Credit Facility.

Amounts borrowed under the Credit Facility will not bear interest (except in the case of an event of default, in which case all amounts borrowed, together with all fees, expenses and other amounts due, shall bear interest at the default rate of 8% per annum). Upon maturity of the Note, the Company will be charged a commitment fee equal to 10% of the aggregate principal amount borrowed under the Credit Facility. The Credit Facility originally expired, and all amounts due under the Note, together with all commitment fees incurred under the Loan Agreement, will become due and payable, on the earlier of (i) March 4, 2013 or (ii) the date on which the Company first draws against an irrevocable documentary letter of credit that has been issued for the Company’s benefit in connection with the Project. The Credit Facility was amended in March 2013 to extend the expiration date to the earlier of (i) April 5, 2013 or (ii) one business day following the date the Company first draws against the irrevocable documentary letter of credit. The Company may repay the Note in whole or in part at any time without premium or penalty. The Credit Facility is secured by all of the Company’s assets. The Credit Facility contains certain non-financial covenants, and the Company believes it is in compliance with these covenants at December 31, 2012.

November 2012 Bridge Note Financing

On November 30, 2012 the Company entered into Bridge Loan Agreements with six of its principal investors pursuant to which the Investors agreed to make bridge loans to the Company of $3.7 million in exchange for 8% Promissory Notes (the “November 2012 Bridge Notes”).  The November 2012 Bridge Notes bear interest at the rate of 8% per year and are due and payable on April 15, 2013.

The November 2012 Bridge Notes contain other conventional terms, including representations and warranties regarding our business and assets and our authority to enter into such agreements, and provisions for acceleration of our obligations upon the occurrence of certain specified events of default.

Convertible debt	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

Note 6: Convertible debt

Unsecured convertible debt consisted of the following at March 31, 2013 and December 31, 2012 (in thousands):

	March 31, 2013	December 31, 2012
December 2011 Convertible Promissory Notes, 12.5%, due on demand on or after January 31, 2013	1,250	1,250
Roenigk 2012 Convertible Promissory Note, 8%, due March 31, 2014, less discount of $86 at March 31, 2013 and $106 at December 31, 2012	1,937	1,838
	3,187	3,088
Less: Current portion	(3,187)	(1,250)
	$—	$1,838

December 2011 Convertible Promissory Notes

On December 2, 2011 the Company entered into Bridge Loan Agreements with four of its principal investors pursuant to which the Investors agreed to make bridge loans to the Company of $1.25 million in exchange for 12.5% Promissory Notes (the “December 2011 Bridge Notes”).  The December 2011 Bridge Notes bear interest at the rate of 12.5% per year and were due and payable on December 31, 2012. The entire unpaid principal amount, together with all interest then accrued and unpaid under each December 2011 Bridge Note, is convertible into shares of a future series of Preferred Stock.

The December 2011 Bridge Notes contain other conventional provisions, including the acceleration of repayment obligations upon the occurrence of certain specified Events of Default.

On November 30, 2012, in conjunction with the issuance of the November 2012 Bridge Notes (see Note 5), the investors who participated in the December 2011 Bridge Note financing agreed to extend the maturity date such that the December 2011 Bridge Notes are due on demand on or after January 31, 2013. The Company accounted for this amendment as a debt modification.

As further discussed in Note 11, on April 5, 2013 the Investors exchanged these December 2011 Bridge Notes for shares of the Company’s Series C Convertible Preferred Stock and Warrants.

Roenigk 2012 Convertible Promissory Note

On June 20, 2012, the Company issued a Convertible Promissory Note dated April 1, 2012 in the principal amount of $1,877,217 in exchange for a 5% Convertible Promissory Note issued on March 21, 2007 and due March 21, 2013 and a 5% Convertible Promissory Note issued on March 7, 2008 and due March 7, 2013 (the “Old Notes”). The Note bears interest at the rate of 5% per annum from April 1, 2012 through May 31, 2012, then bears interest at the rate of 8% per annum until the maturity date, March 31, 2014. The principal amount and accrued interest on the Note is convertible into shares of Common Stock at a conversion price of $0.50 per share at any time at the election of the holder. Interest on the Note is payable semi-annually. The Company may, at its discretion, defer any scheduled interest payment until the maturity date of the Note upon payment of a $5,000 deferral fee. The Company added $79,000 of accrued interest to the principal balance of the Note during the three months ended March 31, 2013.

Note 6: Convertible debt

Convertible debt consisted of the following at December 31, 2012 and 2011 (in thousands):

	2012	2011
Roenigk 2007 Convertible Promissory Note, 5%, due March 21, 2013, less discount of $78 at December 31, 2011	$—	$860
Roenigk 2008 Convertible Promissory Note, 5%, due March 7, 2013, less discount of $181 at December 31, 2011	—	711
December 2011 Convertible Promissory Notes, 12.5%, due on demand on or after January 31, 2013	1,250	1,250
Roenigk 2012 Convertible Promissory Note, 8%, due March 31, 2014, less discount of $106 at December 31, 2012	1,838	—
	3,088	2,821
Less: Current portion	(1,250)	(1,250)
	$1,838	$1,571

March 21, 2007 Financing

On March 21, 2007 the Company issued to Mr. Martin A. Roenigk, a member of the Company’s Board of Directors as of that date, a 5% Convertible Promissory Note due March 21, 2013 in the principal amount of $750,000. The principal amount and accrued interest on the Note was convertible into shares of common stock at a conversion price of $0.50 per share at any time at the election of the holder.  As further consideration, the Company issued a warrant to purchase 750,000 shares of common stock at an exercise price equal to the daily volume weighted average price per share of the common stock for the 365-day period immediately preceding the date on which the warrant is exercised, subject to a minimum exercise price of $0.50 per share and a maximum exercise price of $1.00 per share. The warrant expires on March 21, 2013.

Interest on the Note was payable semi-annually. The Company could, at its discretion, defer any scheduled interest payment until the maturity date of the Note upon payment of a $2,500 deferral fee.  The Company added $213,000 and $188,000 of accrued interest to the principal balance of the Note as of June 20, 2012 and December 31, 2011, respectively.

On June 20, 2012, the Noteholder tendered this Note, together with the 2008 Convertible Promissory Note discussed below, as consideration for the issuance of the 2012 Convertible Promissory Note, as discussed below.

March 7, 2008 Financing

On March 7, 2008, Mr. Roenigk exercised his option to make an additional $750,000 investment in the Company under the terms of the Securities Purchase Agreement between the Company and Mr. Roenigk dated March 21, 2007. The Company issued to Mr. Roenigk a 5% Convertible Promissory Note due March 7, 2013 in the principal amount of $750,000. The principal amount and accrued interest on the Note was convertible into shares of common stock at a conversion price of $0.50 per share at any time at the election of the holder. As further consideration, the Company issued a warrant to purchase 750,000 shares of common stock at an exercise price equal to the daily volume weighted average price per share of the Company’s common stock for the 365-day period immediately preceding the date on which the warrant is exercised, subject to a minimum exercise price of $0.50 per share and a maximum exercise price of $1.00 per share. The warrant expires on March 7, 2014.

Interest on the Note was payable semi-annually. The Company could, at its discretion, defer any scheduled interest payment until the maturity date of the Note upon payment of a $2,500 deferral fee.  The Company added $165,000 and $142,000 of accrued interest to the principal balance of the Note as of June 20, 2012 and December 31, 2011, respectively.

On June 20, 2012, the Noteholder tendered this Note, together with the 2007 Convertible Promissory Note discussed above, as consideration for the issuance of the 2012 Convertible Promissory Note, as discussed below.

CASTion Acquisition Financing

On July 2, 2007, the Company issued Convertible Promissory Notes in the aggregate principal amount of $3,353,127 as part of the consideration for the acquisition of CASTion. The outstanding principal and accrued interest were convertible into shares of the Company’s Common Stock at a conversion price of $0.50 per share at any time at the holders’ discretion. The Notes contained conventional weighted-average anti-dilution provisions for the adjustment of the conversion price of the Notes in the event the Company issued additional shares of Common Stock (or securities convertible into Common Stock) at a price less than the then-effective exercise price or conversion price. The Notes originally matured on May 31, 2010, and were in default, as the Company had not made required prepayments from a private placement of equity that closed on December 18, 2007.

Interest on the Notes was payable semi-annually, and the Company had the option of deferring interest payments and rolling the deferred amount into the principal amount of the Notes.

On January 7, 2011 the Company entered into Note Amendment and Forbearance Agreements (the “Agreements”) with the holders of the CASTion Notes (the “CASTion Noteholders”). Pursuant to the Agreements, the Company (i) made payments totaling $1,144,336 against the outstanding balances of the CASTion Notes; (ii) converted an aggregate of $902,710 in principal and accrued interest on the CASTion Notes into a total of 376,129 shares of the Company’s Series B Convertible Preferred Stock; (iii) issued to the CASTion Noteholders warrants for the purchase of an aggregate of 17,585,127 shares of its Common Stock at an exercise price of $0.40 per share and an aggregate of 6,018,065 shares of its Common Stock at an exercise price of $0.30 per share ; (iv) made additional cash payments to the CASTion Noteholders totaling $37,914; and (v) the CASTion Notes were amended and restated.

The amended and restated CASTion Notes bore interest at the rate of 10% per annum, and the maturity date on the CASTion Notes was extended to February 29, 2012. Installment payments (based on a 10-year amortization schedule) were due on the last day of each month beginning January 31, 2011. The restated CASTion Notes were convertible, in whole or in part, at any time at the election of the CASTion Noteholders, into shares of the Company’s Series B Convertible Preferred Stock at the rate of $2.40 per share. The restated CASTion Notes provided that, in the event, on or before July 5, 2011, the Company made any payments of principal or accrued interest, then simultaneously with the making of such payment a portion of the remaining principal and accrued and unpaid interest on the restated CASTion Notes in an amount equal to the amount of such payment automatically converted into shares of the Company’s Series B Convertible Preferred Stock at the rate of $2.40 per share. The restated CASTion Notes also provided that, in the event that (i) the closing price of the Company’s Common Stock equaled or exceeded $0.72 per share for 20 consecutive trading days and (ii) the daily average trading volume of the Company’s Common Stock exceeded 30,000 shares for 20 consecutive trading days, then the entire principal amount, plus all accrued and unpaid interest thereon, would automatically convert into shares of the Company’s Series B Convertible Preferred Stock at the rate of $2.40 per share.

The Company accounted for the restated CASTion Notes as a debt extinguishment, as the present value of cash flows of the restated CASTion Notes was substantially different than the present value under the original terms. The restructuring of the CASTion Notes resulted in the Company recording a loss on extinguishment of debt of $7,361,000 in the first quarter of 2011.

On July 1, 2011, the Company exercised its right to prepay a portion of the outstanding principal balance and accrued and unpaid interest on the restated CASTion Notes by making payments in the aggregate amount of $1,568,267. These payments represent slightly in excess of 50% of the balance of principal and accrued interest balance on the restated CASTion Notes. Accordingly, on July 1, 2011, the Company issued 653,439 shares of its Series B Convertible Preferred Stock and Warrants for the purchase of 10,455,024 shares of its Common Stock per the terms of the restated CASTion Notes. As a result, the restated CASTion Notes are repaid in full.

The Company accounted for the repayment and conversion of the restated CASTion Notes as a debt extinguishment, as the fair value of the instruments tendered was substantially different than the carrying value of the restated CASTion Notes. The extinguishment of the CASTion Notes resulted in the Company recording a loss on extinguishment of debt of $952,000 in the third quarter of 2011.

2010 Bridge Note Financing

On March 10, 2010, the Company entered into a Bridge Loan Agreement with six of its principal investors (“the Investors”), all related parties, pursuant to which the Investors agreed to make bridge loans to the Company of $2.6 million in exchange for 3% Secured Convertible Promissory Notes (the “Bridge Notes”).  The Bridge Notes bear interest at the rate of 3% per year and were due and payable on February 28, 2011. The entire unpaid principal amount, together with all interest then accrued and unpaid under each Bridge Note, was convertible, at the election of the holder, into shares of Common Stock at a conversion price of $0.24 per share. On June 30, 2010, the parties amended the Bridge Loan Agreement pursuant to which the Investors agreed to increase by $2 million the amount of the bridge loans as provided under the Bridge Loan Agreement.

The Bridge Notes contained other conventional provisions, including the acceleration of repayment obligations upon the occurrence of certain specified Events of Default. The Bridge Notes were secured by all of the Company’s assets except for the shares of the Company’s subsidiary, CASTion Corporation (in which no security interest has been granted).

On February 25, 2011 the Company and the Investors entered into Note Extension and Amendment Agreements amending the terms of the 2010 Bridge Notes. As amended, the “Amended 2010 Bridge Notes” bore interest at the rate of 10% per annum and matured on February 29, 2012. The Amended 2010 Bridge Notes were convertible into shares of the Company’s Series B Convertible Preferred Stock at the rate of $2.40 per share at any time at the election of the holders. In the event, prior to the maturity date of the Amended 2010 Bridge Notes, the Company paid in full the restated CASTion Notes as detailed above, then the Amended 2010 Bridge Notes would convert, at the Company’s election, into shares of the Company’s Series B Convertible Preferred Stock at the rate of $2.40 per share. In the event that (i) the closing price of the Company’s Common Stock equaled or exceeded $0.72 per share for 20 consecutive trading days and (ii) the daily average trading volume of the Company’s Common Stock exceeded 30,000 shares for 20 consecutive trading days, then the entire principal amount of the Amended 2010 Bridge Notes, plus all accrued and unpaid interest, would automatically convert into shares of the Company’s Series B Convertible Preferred Stock at the rate of $2.40 per share. Upon conversion of all or any portion of the Amended 2010 Bridge Notes, the Company would issue five-year warrants for the purchase, at an exercise price of $0.30 per share, of that number of shares of the Company’s Common Stock determined by dividing (i) 200% of the amount of principal and interest so converted by (ii) $0.30 (the “Warrants”). The Amended 2010 Bridge Notes contained other conventional terms, including events of default upon the occurrence of which the Amended 2010 Bridge Notes become immediately due and payable.

The Company accounted for the amendment of the 2010 Bridge Notes as a debt extinguishment, as the change in fair value of the embedded and beneficial conversion features of the Amended 2010 Bridge Notes was substantially different than the fair value under the original terms. The amendment of the 2010 Bridge Notes resulted in the Company recording a gain on extinguishment of debt of $327,000 in the first quarter of 2011.

As stated above, on July 1, 2011 the Company repaid the entire principal balance of the restated CASTion Notes by making payments totaling $1,568,267 and converting the remaining balance into shares of Series B Convertible Preferred Stock. Per the terms of the amended 2010 Bridge Loan Agreement, as described above, the repayment of the CASTion Notes triggered the Company’s right to convert the entire outstanding balance of principal and interest on the Amended 2010 Bridge Notes (approximately $4.5 million) into shares of Series B Convertible Preferred Stock and five-year warrants for the purchase, at an exercise price of $0.30 per share, of that number of shares of the Company’s Common Stock determined by dividing (i) 200% of the amount of principal and interest so converted by (ii) $0.30 (the “Warrants”). The Company effected this conversion on August 11, 2011, and as a result, the Amended 2010 Bridge Notes are repaid in full.

The Company accounted for the conversion of the Amended 2010 Bridge Notes as a debt extinguishment, as the fair value of the instruments tendered was substantially different than the carrying value of the Amended 2010 Bridge Notes. The extinguishment of the CASTion Notes resulted in the Company recording a loss on extinguishment of debt of $2,618,000 in the third quarter of 2011.

June 2011 Bridge Note Financing

On June 17, 2011 the Company entered into a Bridge Loan and Warrant Amendment Agreement (the “June 2011 Bridge Loan Agreement”) with six of its principal investors (“the 2011 Investors”), pursuant to which the Company issued Promissory Notes (the “June 2011 Bridge Notes”) in exchange for proceeds of approximately $2.9 million. This Agreement was amended on July 12, 2011 to provide for an additional $1.6 million of funding to the Company and the issuance of additional June 2011 Bridge Notes in such principal amount. The Company used approximately $1.6 million of the proceeds from the issuance of the June 2011 Bridge Notes to pay down the principal balance of the restated CASTion Notes as described above.

The June 2011 Bridge Notes were originally payable on demand at any time on or after February 29, 2012 (the “Maturity Date”).  They did not bear interest until the Maturity Date and bore interest at the rate of 10% per annum from and after the Maturity Date.  The 2011 Bridge Notes may not be prepaid, in whole or in part, without the prior written consent of the 2011 Investors.  The 2011 Investors agreed to surrender the June 2011 Bridge Notes in payment of the exercise price for warrants held by or issuable to them (the “Warrants”) if and when the conditions to their amendment and exercise were satisfied.

Pursuant to the June 2011 Bridge Loan Agreement, the Company agreed, subject to the satisfaction of certain conditions, to amend the Warrants (i) to provide that they will be exercisable for the purchase of shares of the Company’s Series B Convertible Preferred Stock (the “Series B Stock”) instead of Common Stock (with the number of shares of the Series B Stock determined by dividing by ten (10) the number of shares of Common Stock for which the Warrants are currently exercisable) and (ii) to change the exercise prices of all Warrants (which currently range from $0.30 to $1.82 per share of Common Stock) to $1.30 per share of Series B Stock (the equivalent of $0.13 per Common-equivalent share).  The Investors agreed, subject to the satisfaction of certain conditions, to exercise all of the Warrants.  The principal amount of the June 2011 Bridge Notes was equal to the aggregate exercise price of the Warrants (after they are amended as described above).

Because the June 2011 Bridge Notes did not bear interest, the Company calculated the present value of the June 2011 Bridge Notes using an imputed interest rate of 10% and recorded imputed interest of $60,000 as a debt discount. The debt discount was amortized to interest expense.

On August 11, 2011, upon satisfaction of all of the conditions set forth in the 2011 Bridge Note and Warrant Amendment Agreement, the Company reduced the exercise price of the Warrants, and the holders of the June 2011 Bridge Notes exercised all of the Warrants and tendered all of the June 2011 Bridge Notes for the purchase of an aggregate of 3,469,387 shares of Series B Convertible Preferred Stock at a price of $1.30 per share. As a result, the June 2011 Bridge Notes were repaid in full. As a result of the tender of the June 2011 Bridge Notes, the Company recorded a loss on extinguishment of debt of $1,799,000 in the third quarter of 2011.

December 2011 Bridge Note Financing

On December 2, 2011 the Company entered into Bridge Loan Agreements with four of its principal investors pursuant to which the Investors agreed to make bridge loans to the Company of $1.25 million in exchange for 12.5% Promissory Notes (the “December 2011 Bridge Notes”).  The December 2011 Bridge Notes bear interest at the rate of 12.5% per year and were due and payable on December 31, 2012. The entire unpaid principal amount, together with all interest then accrued and unpaid under each December 2011 Bridge Note, is convertible into shares of a future series of Preferred Stock.

The December 2011 Bridge Notes contain other conventional provisions, including the acceleration of repayment obligations upon the occurrence of certain specified Events of Default.

On November 30, 2012, in conjunction with the issuance of the November 2012 Bridge Notes (see Note 5), the investors who participated in the December 2011 Bridge Note financing agreed to extend the maturity date such that the December 2011 Bridge Notes are due on demand on or after January 31, 2013. The company accounted for this amendment as a debt modification.

Roenigk 2012 Convertible Promissory Note

On June 20, 2012, the Company issued a Convertible Promissory Note dated April 1, 2012 in the principal amount of $1,877,217 to the Roenigk Family Trust in exchange for the 2007 Convertible Promissory Note and the 2008 Convertible Promissory Note discussed above (the “Old Notes”). The Note bears interest at the rate of 5% per annum from April 1, 2012 through May 31, 2012, then bears interest at the rate of 8% per annum until the maturity date, March 31, 2014. The principal amount and accrued interest on the Note is convertible into shares of Common Stock at a conversion price of $0.50 per share at any time at the election of the holder. Interest on the Note is payable semi-annually. The Company may, at its discretion, defer any scheduled interest payment until the maturity date of the Note upon payment of a $5,000 deferral fee. The Company added $67,000 of accrued interest to the principal balance of the Note during the year ended December 31, 2012.

The exchange of the Old Notes for this Note has been accounted for as a troubled debt restructuring. The Company was granted a one year extension of the maturity date of the Old Notes, and the interest rate was increased from 5% to 8% per annum. The Company evaluated the anticipated future cash flows of this Note and determined that they exceed the carrying value (and accrued interest thereon) of the Old Notes. As a result, the Company did not record a loss or gain on this transaction.

Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 7: Equity

On March 20, 2013, the Company’s shareholders approved an amendment to the Certificate of Incorporation to effect the following changes:

•	To increase the number of authorized shares of Common Stock to 800,000,000 and to increase the number of authorized shares of Preferred Stock to 50,000,000;
•	To reduce the number of shares of Preferred Stock designated as “Series B Convertible Preferred Stock” from 12,000,000 to 1,000,000 and to re-designate the remaining 11,000,000 shares heretofore designated as “Series B Convertible Preferred Stock” as “Series B-1 Convertible Preferred Stock”, with the shares in each sub-series having identical voting powers, designations, preferences and relative, participating, optional or other special rights, and qualifications, limitations and restrictions except that the shares of Series B-1 Convertible Preferred Stock shall have priority in liquidation; and
•	To designate 15,000,000 shares of the previously authorized but undesignated shares of Preferred Stock as “Series C Convertible Preferred Stock”.

The amendment to the Certificate of Incorporation became effective on April 5, 2013.

Common Stock

At March 31, 2013, approximately 270 million shares of Common Stock were reserved for future issuance under convertible debt and warrant agreements, stock option arrangements and other commitments.

See Note 11 for discussion of issuances of Common Stock on April 5, 2013.

Stock Options

On March 20, 2013, the Company’s shareholders approved amendments to the 2008 Plan to increase the number of shares available for grant to 40,000,000 and to increase the number of shares with respect to which automatic stock options are granted to non-employee Directors to 100,000.

During the three-month period ended March 31, 2013, the Board of Directors awarded employees and an advisor to the Board of Directors a total of 14,350,000 stock options under the Company’s 2008 Incentive Stock Plan. The options are exercisable at $0.054 - $0.089 per share for a ten year period. The exercise price was equal to or greater than the market price on the respective grant dates. Options granted to non-employee directors vest on the date of the Company’s 2013 Annual Meeting of Stockholders; options granted to employees vest ratably over a four-year period.

The following table presents option expense included in expenses in the Company’s Consolidated Statements of Operations for the three-month periods ended March 31, 2013 and 2012:

	2013	2012

Cost of revenue	$—	$4
General and administrative	127	137
Engineering, research and development	16	25
Sales and marketing	14	(3)
Option expense before tax	157	163
Benefit for income tax	—	—
Net option expense	$157	$163

The fair value of options granted during the three-month periods ended March 31, 2013 and 2012 were estimated at the date of grant using a Black-Scholes option pricing model with the following assumptions:

	2013	2012
Risk-free interest rate	1.01%	1.1% - 1.2%
Expected option life (years)	6.25	6.25
Expected volatility	90%	92%
Expected dividend rate	0%	0%

The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods over the expected life of the option. The expected option life represents the weighted average period of time that options granted are expected to be outstanding giving consideration to vesting schedules and the Company’s historical exercise patterns. Expected volatility is based on the historical volatility of the Company’s common stock over the expected life of the option granted.

Option expense for the three-month periods ended March 31, 2013 and 2012 was calculated using an expected forfeiture rate of 5%.

A summary of the Company’s stock option activity and related information for the three-month periods ended March 31, 2013 and 2012 follows:

	2013		2012
	Number of Shares	Wtd. Avg. Exercise Price per Share	Number of Shares	Wtd. Avg. Exercise Price per Share
Outstanding, beginning of year	24,896,678	$0.32	19,674,102	$0.38
Granted	14,350,000	$0.09	1,530,000	$0.24
Canceled	(5,151,102)	$0.29	(521,250)	$0.31
Outstanding, end of period	34,095,576	$0.32	20,682,852	$0.37
Exercisable, end of period	15,248,701	$0.38	9,540,783	$0.51

The weighted average fair value of options granted was approximately $0.07 and $0.18 per share for the three-month periods ended March 31, 2013 and 2012, respectively. The weighted average fair value of options vested was approximately $144,000 and $141,000 for the three-month periods ended March 31, 2013 and 2012, respectively.

Exercise prices for options outstanding as of March 31, 2013 ranged from $0.054 to $1.50. The weighted average remaining contractual life of those options was approximately 8.1 years at March 31, 2013. The weighted average remaining contractual life of options vested and exercisable was approximately 5.8 years at March 31, 2013.

As of March 31, 2013, there was approximately $1.3 million of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans. That cost is expected to be recognized over a weighted-average period of 1.5 years. The Company recognizes stock-based compensation on the graded-vesting method.

Warrants

At March 31, 2013, there were outstanding warrants for the purchase of 98,370,113 shares of the Company’s Common Stock at prices ranging from $0.01 per share to $0.55 per share (weighted average exercise price was $0.40 per share). The expiration dates of these warrants are as follows:

Year	Number of Warrants
2013	7,396,554
2014	6,159,436
2015	6,188,879
2016	42,795,244
2017	34,487,500
After 2017	1,342,500
98,370,113

Note 7: Equity

On July 11, 2011 the Company received written consents from stockholders representing 71.3% in voting power of the Company’s capital stock authorizing an amendment of the Company’s Certificate of Incorporation for the following purposes:

·	to increase the total number of authorized shares of stock to 455,000,000 shares, of which 425,000,000 shares shall be Common Stock and 30,000,000 shares shall be Preferred Stock, with 208,334 shares of the Preferred Stock designated “Series A Convertible Preferred Stock”, 12,000,000 shares of the Preferred Stock designated “Series B Convertible Preferred Stock” and the remaining shares undesignated; and

·	to modify the definition of “Additional Stock” (as set forth in Section 6(g)(ii) of the Description of Series B Convertible Preferred Stock attached as Exhibit A to the Certificate of Designation, Preferences and Rights filed in the Office of the Secretary of State of the State of Delaware on November 18, 2009 (the “Series B Terms”)) to exclude any shares of Common Stock issued or deemed issued in a transaction or series of related transactions approved by the holders of a majority of the then-outstanding Series B Convertible Preferred Stock.

The Company filed a Certificate of Amendment to its Certificate of Incorporation to effect the amendment on August 11, 2011.

Common Stock

The Company issued 419,180 shares of Common Stock valued at $88,000 and 600,000 shares of Common Stock valued at $114,000 during 2012 and 2011, respectively, for services.

In March 2011, an investor of the Company converted 100,000 shares of Series B Convertible Preferred Stock into 1 million shares of the Company’s Common Stock. In May 2011, an investor of the Company converted 18,518 shares of Series B Convertible Preferred Stock into 185,180 shares of the Company’s Common Stock.

On December 30, 2011, the Company entered into Warrant Amendment Agreements (the “Agreements”) with 21 individuals and entities who acquired warrants from five funds affiliated with Security Investors, LLC for the purchase of an aggregate of 27.7 million shares of the Company’s Common Stock (collectively, the “Warrants”). Pursuant to the Agreements, the Company amended the Warrants to change the exercise prices from $0.30 per share to $0.095 per share, and the Investors agreed to exercise all of the Warrants immediately for cash. The Company received proceeds totaling $2,436,000, net of issuance costs, from the exercise of the Warrants.

On January 10, 2012, the Company entered into Warrant Amendment Agreements with six individuals who acquired warrants from five funds affiliated with Security Investors, LLC for the purchase of an aggregate of 5,633,344 shares of the Company’s Common Stock (collectively, the “Warrants”). Pursuant to the Warrant Amendment Agreements, the Company amended the Warrants to change the exercise prices from $0.30 per share to $0.095 per share, and the Investors agreed to exercise all of the Warrants immediately for cash. The Company received proceeds totaling $498,000, net of issuance costs, from the exercise of the Warrants.

On February 10, 2012, the Company issued 419,180 shares of Common Stock to ARC Capital (BVI) Limited. (“ARC”) in partial consideration for financial advisory and other consulting services performed by ARC pursuant to a Financial Advisory and Consulting Agreement dated as of November 7, 2011. The value of this Common Stock was recorded as a component of general and administrative expense on the Company’s Consolidated Statement of Operations in the fourth quarter of 2011.

On July 11, 2012, the Company entered into Securities Purchase Agreements (the “Agreements”) with twenty-four individuals and entities (the “Investors”) pursuant to which the Company issued an aggregate of 17,316,250 shares of Common Stock, Warrants for the purchase of an additional 18,670,375 shares of Common Stock at an exercise price of $0.15 per share and Warrants for the purchase of an additional 1,354,125 shares of Common Stock at an exercise price of $0.10 per share. The aggregate purchase price for the Shares and Warrants was $1,731,625, and the Company received proceeds of $1,565,908, net of issuance costs. The Warrants entitle the holders thereof to purchase shares of Common Stock at any time on or prior to July 11, 2017.

On August 9, 2012, the Company entered into Securities Purchase Agreements (the “Agreements”) with eleven additional individuals and entities (the “Investors”) pursuant to which the Company issued an aggregate of 8,287,500 shares of Common Stock, Warrants for the purchase of an additional 9,116,250 shares of Common Stock at an exercise price of $0.15 per share and Warrants for the purchase of an additional 828,750 shares of Common Stock at an exercise price of $0.10 per share. The aggregate purchase price for the Shares and Warrants was $828,750, and the Company received proceeds of $729,068, net of issuance costs. The Warrants entitle the holders thereof to purchase shares of Common Stock at any time on or prior to July 11, 2017.

On October 9, 2012, the Company entered into Securities Purchase Agreements (the “Agreements”) with nine additional individuals (the “Investors”) pursuant to which the Company issued an aggregate of 3,765,000 shares of Common Stock, Warrants for the purchase of an additional 4,141,500 shares of Common Stock at an exercise price of $0.15 per share and Warrants for the purchase of an additional 376,500 shares of Common Stock at an exercise price of $0.10 per share. The aggregate purchase price for the Shares and Warrants was $376,500, and the Company received proceeds of $331,196, net of issuance costs. The Warrants entitle the holders thereof to purchase shares of Common Stock at any time on or prior to July 11, 2017.

The July, August and October Agreements described above include a price protection provision pursuant to which, at any time on or before January 11, 2014, the Company issues and sells any shares of Common Stock or securities convertible into Common Stock (“Convertible Securities”) at a price less than $0.10 per share (a “Dilutive Transaction”), the purchase price for the Shares shall automatically be reduced to a price equal to the price at which such shares were issued and sold (the “Reduced Price”) and the Company will issue to the Investors, for no additional consideration, a sufficient number of additional Shares so that the effective price per Share equals the Reduced Price. The Warrants include a similar price protection provision pursuant to which, upon a Dilutive Transaction, the exercise price of the Warrants shall automatically be reduced to a price equal to 150% of the Reduced Price. Upon such adjustment, the number of Warrant Shares issuable upon exercise of a Warrant shall automatically be adjusted by multiplying the number of shares issuable upon exercise of such Warrant immediately prior to the Dilutive Issuance by a fraction, (i) the numerator of which shall be the exercise price immediately prior to the Dilutive Issuance and (ii) the denominator of which shall be the exercise price as adjusted.  See Note 8 for further discussion of the accounting treatment of these price protection revisions.

At December 31, 2012, approximately 253 million shares of Common Stock were reserved for future issuance under convertible debt and warrant agreements, stock option arrangements and other commitments.

Preferred Stock

As of December 31, 2012 and 2011, the Company has 208,334 shares of Series A Convertible Preferred Stock outstanding, which is held by a single investor. Each share of Series A Convertible Preferred Stock is convertible into one share of the Company’s Common Stock and has a liquidation value of $1.20 per share.

The Company designated and began issuing shares of its Series B Convertible Preferred Stock in 2009. Each share of the Company’s Series B Convertible Preferred Stock is convertible, at any time at the discretion of the holder, into ten shares of the Company’s Common Stock. Except with respect to the election of the Board of Directors, holders of Series B Convertible Preferred Stock will vote on an as-converted basis together with the Common Stock holders on all matters. The Company’s Board of Directors consists of seven members, four of whom are elected by holders of the Company’s Series B Convertible Preferred Stock (three to be designated by Quercus and one by Robert S. Trump) and three by the holders of the Company’s Common Stock.

As stated in Note 6, on July 1, 2011 the Company repaid the entire principal balance of the restated CASTion Notes by making payments totaling $1,568,267 and converting the remaining balance into 653,439 shares of Series B Convertible Preferred Stock and warrants to purchase a total of 10,455,424 shares of the Company’s Common Stock.

Per the terms of the amended 2010 Bridge Loan Agreement, as described in Note 6 above, the repayment of the CASTion Notes triggered the conversion of the entire outstanding balance of principal and interest on the 2010 Bridge Notes. As a result, on August 11, 2011 the Company converted principal and accrued interest totaling $2,932,108 into 1,221,707 shares of Series B Convertible Preferred Stock and warrants to purchase 19,547,385 shares of the Company’s Common Stock at an exercise price of $0.30 per share.

As stated in Note 6, on August 11, 2011, upon satisfaction of all of the conditions set forth in the 2011 Bridge Note and Warrant Amendment Agreement, the holders of the June 2011 Bridge Notes exercised all of the Warrants in accordance with the Agreement and surrendered all of the June 2011 Bridge Notes for the purchase under the Warrants of an aggregate of 3,469,387 shares of Series B Convertible Preferred Stock at a price of $1.30 per share.

Stock Options

The Company’s 1997 Stock Option Plan (the “Plan”) provided for incentive and non-incentive stock options for an aggregate of 750,000 shares of Common Stock for key employees and non-employee Directors of the Company. The Plan, which expired on December 31, 2007, provided that the exercise price of each option must be at least equal to 100% of the fair market value of the Common Stock on the date of grant. The Plan contained automatic grant provisions for non-employee Directors of the Company.

The ThermoEnergy Corporation 2008 Incentive Stock Plan (the “2008 Plan”) provides for the granting of non-qualified stock options, restricted stock, stock appreciation rights (“SAR”) and incentive stock options for officers, employees, non-employee members of the Board of Directors, consultants and other service providers.  Options may not be granted at an exercise price less than the fair market value of the Company’s Common Stock on the date of grant and the term of the options may not be in excess of ten years.   The Company has reserved 20,000,000 shares of Common Stock for issuance under the 2008 Plan. As discussed in Note 14, on March 20, 2013 the Company’s shareholders approved an amendment to the 2008 Plan to increase the number of shares reserved to 40,000,000.

Although the granting of awards under the 2008 Plan is generally at the discretion of the Compensation Committee of the Board of Directors, the 2008 Plan provides for automatic grants of stock options to the non-employee members of the Board of Directors. Each non-employee Director who is elected or appointed to the Board for the first time shall automatically be granted a non-qualified stock option to purchase 30,000 shares of the Company’s Common Stock. Thereafter, at each subsequent Annual Meeting of Stockholders, each non-employee Director who is re-elected to the Board of Directors or continues to serve a term that has not expired will receive a non-qualified stock option grant to purchase an additional 30,000 shares. All options granted to non-employee Directors vest and become fully exercisable on the date of the first Annual Meeting of Stockholders occurring after the end of the fiscal year of the Company during which such option was granted and shall have a term of ten years. As discussed in Note 14, on March 20, 2013 the Company’s shareholders approved an amendment to the 2008 Plan to increase the number of shares granted to non-employee Directors to 100,000.

The following table presents non-cash stock option expense included in expenses in the Company’s Consolidated Statements of Operations for the years ended December 31, 2012 and 2011 (in thousands):

	2012	2011

Cost of revenue	$4	$23
General and administrative	548	769
Engineering, research and development	77	41
Sales and marketing	126	169
Option expense before tax	755	1,002
Income tax benefit	—	—
Net option expense	$755	$1,002

During 2012, the Board of Directors awarded officers, employees, and various members of the Board of Directors a total of 7,560,000 stock options.  The options are exercisable at exercise prices ranging from $0.085 to $0.268 per share for a ten year period. The exercise price was equal to or greater than the market price on the respective grant dates during the year.

During 2011, the Board of Directors awarded officers, employees, and various members of the Board of Directors a total of 3,320,000 stock options.  The options are exercisable at exercise prices ranging from $0.15 to $0.30 per share for a ten year period. The exercise price was equal to or greater than the market price on the respective grant dates during the year.

The fair value of options granted during 2012 and 2011 were estimated at the date of grant using the Black-Scholes option pricing model with the following assumptions:

	2012	2011

Risk-free interest rate	0.83% - 2.23%	2.0% - 3.5%
Expected option life (years)	6.25 – 10.0	10.0
Expected volatility	90% - 92%	91% - 92%
Expected dividend rate	0%	0%

The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods over the expected life of the option. The expected option life represents the weighted average period of time that options granted are expected to be outstanding giving consideration to vesting schedules and the Company’s historical exercise patterns. Expected volatility is based on the historical volatility of the Company’s common stock over the expected life of the option granted.

Option expense for the year ended December 31, 2012 was calculated using an expected forfeiture rate of 5%. A forfeiture rate of 0% was used for the comparative period of 2011.

A summary of the Company’s stock option activity and related information for the years ended December 31, 2012 and 2011 follows:

	2012		2011
	Number of Shares	Wtd. Avg. Price per Share	Number of Shares	Wtd. Avg. Price per Share
Outstanding, beginning of year	19,674,102	$0.38	22,065,402	$0.57
Granted	7,560,000	$0.16	3,320,000	$0.27
Canceled and expired	(2,337,424)	$0.29	(5,711,300)	$0.99
Outstanding, end of year	24,896,678	$0.32	19,674,102	$0.38
Vested and exercisable, end of year	14,700,574	$0.40	9,393,283	$0.47

The weighted average grant date fair value of options granted were $0.11 per share and $0.21 per share for the years ended December 31, 2012 and 2011, respectively. The total fair value of options vested were approximately $1,137,000 and $958,000 as of December 31, 2012 and 2011, respectively.

Exercise prices for options outstanding as of December 31, 2012 ranged from $0.085 to $1.50. The weighted average remaining contractual life of those options was approximately 7.4 years at December 31, 2012. The weighted average remaining contractual life of options vested and exercisable was approximately 6.5 years at December 31, 2012.

As of December 31, 2012, there was $514,000 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company’s stock option plans.  That cost is expected to be recognized over a weighted-average period of 1.3 years.  The Company recognizes stock-based compensation on the graded-vesting method.

Warrants

At December 31, 2012, there were outstanding warrants for the purchase of 99,870,113 shares of the Company’s Common Stock at prices ranging from $0.01 per share to $0.55 per share (weighted average exercise price was $0.28 per share). The expiration dates of outstanding warrants as of December 31, 2012 are as follows:

Expiration	Warrants Outstanding
2013	8,896,554
2014	6,159,436
2015	6,188,879
2016	42,795,244
2017 and later	35,830,000
99,870,113

Derivative Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivative Liabilities [Abstract]
Derivative Liabilities [Text Block]

Note 8: Derivative Liabilities

The Company has periodically issued Common Stock and Common Stock purchase warrants with anti-dilution provisions as additional consideration with certain debt instruments. Additionally, certain debt instruments have been convertible into shares of the Company’s Series B Convertible Preferred Stock, which are convertible into shares of the Company’s Common Stock and have anti-dilution provisions and liquidation preferences. Because these instruments contain provisions that are not indexed to the Company’s stock, the Company is required to record these as derivative instruments.

Liabilities measured at fair value on a recurring basis as of March 31, 2013 are as follows: (in thousands)

		Fair Value Measurements at Reporting Date Using
Description	Balance as of March 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liabilities – current portion	$1,327	$-	$-	$1,327

Total	$1,327	$-	$-	$1,327

The Monte Carlo Simulation lattice model was used to determine the fair values at March 31, 2013. The significant assumptions used were: exercise prices between $0.10 and $0.36; the Company’s stock price on March 28, 2013, $0.0499; expected volatility of 55% - 60%; risk free interest rate between 0.14% and 0.57%; and a remaining contract term between 2 months and 52 months.

Liabilities measured at fair value on a recurring basis as of December 31, 2012 are as follows: (in thousands)

		Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liabilities – current portion	$20	$-	$-	$20
Derivative liabilities – long-term portion	2,214	-	-	2,214

	$2,234	$-	$-	$2,234

The Monte Carlo Simulation lattice model was used to determine the fair values at December 31, 2012. The significant assumptions used were: exercise prices between $0.10 and $0.36; the Company’s stock price on December 31, 2012, $0.09; expected volatility of 55% - 75%; risk free interest rate between 0.16% and 0.72%; and a remaining contract term between 5 months and 55 months.

The following table sets forth a reconciliation of changes in the fair value of the Company’s derivative liabilities classified as Level 3 for the three-month periods ended March 31, 2013 and 2012 (in thousands):

	2013	2012
Balance at beginning of period	$2,234	$807
Change in fair value	(907)	(175)
	$1,327	$632

Note 8: Derivative Liabilities

The Company has periodically issued Common Stock and Common Stock purchase warrants with anti-dilution provisions as additional consideration with certain debt instruments. Additionally, certain debt instruments have been convertible into shares of the Company’s Series B Convertible Preferred Stock, which are convertible into shares of the Company’s Common Stock and have anti-dilution provisions and liquidation preferences. Because these instruments contain provisions that are not indexed to the Company’s stock, the Company is required to record these as derivative instruments.

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 are as follows: (in thousands)

		Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Liabilities
Derivative liability – current portion	$20	$-	$-	$20
Derivative liability – long-term portion	2,214	-	-	2,214

Total	$2,234	$-	$-	$2,234

As part of the financing transactions in July, August and October 2012 as discussed in Note 7, if the Company issues and sells any shares of Common Stock or securities convertible into Common Stock (“Convertible Securities”) at a price less than $0.10 per share at any time on or before January 11, 2014 (a “Dilutive Transaction”), the purchase price for the shares shall automatically be reduced to a price equal to the price at which such shares were issued and sold (the “Reduced Price”), and the Company will issue to the Investors, for no additional consideration, a sufficient number of additional shares so that the effective price per share equals the Reduced Price.

The Warrants include a similar price protection provision pursuant to which, upon a Dilutive Transaction, the exercise price of the Warrants shall automatically be reduced to a price equal to 150% of the Reduced Price. Upon such adjustment, the number of shares issuable upon exercise shall automatically be adjusted by multiplying the number of shares issuable upon exercise of such warrant immediately prior to the Dilutive Transaction by a fraction, (i) the numerator of which shall be the exercise price immediately prior to the Dilutive Transaction and (ii) the denominator of which shall be the exercise price as adjusted.

Because these provisions as described above are not indexed to the Company’s Common Stock, the value of the anti-dilution features of the Common Stock and the value of the Warrants must be bifurcated and treated as derivative liabilities. As a result, the Company initially recorded derivative liabilities totaling $3,064,000 in the third and fourth quarters of 2012. Because the Company recorded derivative liabilities that exceeded the proceeds received, the Company recorded a charge of approximately $567,000. This amount is recorded as other derivative expense on the Company’s Consolidated Statement of Operations for the year ended September 30, 2012.

The fair value of these derivative liabilities as of December 31, 2012 was $2,234,000, of which derivative liabilities with an aggregate value of $20,000 expire in one year or less and are classified as current liabilities on the Company’s Consolidated Balance Sheets. The Monte Carlo Simulation lattice model was used to determine the fair values at December 31, 2012. The significant assumptions used were: exercise prices between $0.10 and $0.36; the Company’s stock price on December 31, 2012, $0.09; expected volatility of 55% - 75%; risk free interest rate between 0.16% and 0.72%; and a remaining contract term between 5 months and 55 months.

The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of issuance for periods over the expected life of the derivative. Expected volatility is based on the historical volatility of the Company’s common stock over the expected term of the derivative.

The decrease in fair value of the Company’s derivative liabilities resulted in income of $1,637,000 for the year ended December 31, 2012. The income results primarily from the passage of time and decreases in the Company’s stock price.

The following table sets forth a reconciliation of changes in the fair value of the Company’s derivative liabilities classified as Level 3 for the years ended December 31, 2012 and 2011 (in thousands):

	2012	2011
Balance at beginning of year	$807	$2,852
Recognition of derivative liabilities	3,064	3,928
Change in fair value	(1,637)	(3,936)
Reclassification of derivative liabilities to equity	—	(2,037)
	$1,838	$807

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 are as follows: (in thousands)

		Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Derivative liability – current portion	$706	$-	$-	$706
Derivative liability – long-term portion	101	-	-	101

Total	$807	$-	$-	$807

During 2011, as part of the amendments to its CASTion Notes and 2010 Bridge Notes as discussed in Note 6, the Notes were convertible into shares of the Company’s Series B Convertible Preferred Stock at a rate of $2.40 per share at any time at the discretion of the Noteholder. As discussed in Note 7, the Series B Convertible Preferred Stock is convertible into 10 shares of the Company’s Common Stock at any time. The Series B Convertible Preferred Stock also contains anti-dilution provisions that allow for a reduction on the conversion price in the event of a future financing at an exercise price lower than the conversion price of the Preferred Stock. The Series B Convertible Preferred Stock also contains liquidation preferences to the holder. Because these provisions in the Series B Stock are not indexed to the Company’s Common Stock, the value of these conversion features must be bifurcated and treated as derivative liabilities. As a result, the Company recorded derivative liabilities totaling $4,306,000 in the first quarter of 2011.

The decrease in fair value of the Company’s derivative liabilities resulted in income of $3,936,000 for the year ended December 31, 2011. The income results primarily from the passage of time and decreases in the Company’s stock price.

Related party transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 9: Related party transactions

The Company has an 85% ownership interest in ThermoEnergy Power Systems, LLC, a Delaware limited liability company (“TEPS”) for the purpose of transferring the Company’s rights and interests in its pressurized oxycombustion technology. Alexander Fassbender, former Executive Vice President and Chief Technology Officer, as the inventor of the technology, has a 7.5% ownership interest, and the remaining 7.5% is owned by an unrelated third party. Accordingly, the Company records the value of the noncontrolling interest on the Company’s Consolidated Balance Sheets, which totaled $2,000 and $6,000 as of December 31, 2012 and 2011, respectively.

The Company has employment agreements with certain of its senior officers that specify base compensation, minimum annual increases and lump sum payment amounts in the event of a change in control of the Company.

See Notes 4, 5 and 6 for additional related party transactions.

Income taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 10: Income taxes

A valuation allowance equal to the total of the Company's net deferred tax assets has been recognized for financial reporting purposes. The net changes in the valuation allowance were increases of approximately $3.1 million and decreases of $2.2 million during the years ended December 31, 2012 and 2011, respectively. The Company's deferred tax liabilities are not significant.

Significant components of the Company's deferred tax assets are as follows as of December 31, 2012 and 2011 (in thousands):

	2012	2011

Net operating loss carryforwards	$20,386	$19,720
Contingent liability reserves	-	158
Derivative liabilities	849	-
Stock options and warrants	2,140	1,973
Billings in excess of costs	1,728	-
Valuation discount	(40)	(99)
Other	352	165
	25,415	21,917
Valuation allowance – deferred tax assets	(25,415)	(21,917)
	$-	$-

A reconciliation of income tax expense (benefit) at the statutory rate to income tax expense at the Company's effective rate is shown below for the years ended December 31, 2012 and 2011 (in thousands):

	2012	2011

Computed at statutory rate (34%)	$(2,510)	$(5,911)
(Decrease) increase in valuation allowance for deferred tax assets	3,130	(2,220)
Loss on extinguishment of debt	—	4,267
Stock and stock options	130	3,745
Derivative liabilities	(849)	(1,338)
Valuation discount	-	1,558
Non-deductible items and other	99	(101)
Benefit for income taxes	$-	$-

At December 31, 2012, the Company has net operating loss carryforwards, which expire in various amounts during 2013 through 2032, of approximately $58.5 million.  The Internal Revenue Code provides for limitations on the use of net operating loss carryforwards for acquired entities. The Company’s annual limitation for the use of CASTion’s net operating loss carryforwards for periods prior to the date of acquisition for income tax reporting purposes is approximately $300,000. As further discussed in Note 13, the Company has agreed, in conjunction with the Offer in Compromise accepted by the IRS in March 2011, that any net operating losses sustained for the years ending December 31, 2010 through December 31, 2012 will not be claimed as deductions under the provisions of Section 172 of the Internal Revenue Code except to the extent that such net operating losses exceed the amount of interest and penalties abated, which totaled $2,263,000.

Employee benefit plans	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]

Note 11: Employee benefit plans

The Company has adopted an Employee Stock Ownership Plan. However, as of December 31, 2012, the Plan had not been funded nor submitted to the Internal Revenue Service for approval. The Company has a 401(k) Plan, but no employer contributions have been made to date.

Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

Note 9: Segments

Operating segments are identified as components of an enterprise about which separate discrete financial information is available to the chief operating decision maker, or decision-making group, in assessing performance and allocating resources. The Company has two operating segments: the design and manufacture of wastewater treatment systems and the development of carbon reducing clean energy technologies. The Company currently generates almost all of its revenues from the sale and application of its water treatment technologies. Revenues from its clean energy technologies have been limited to grants received from governmental and other agencies for continued development.

In 2009, the Company established BTCC, a joint venture with Babcock Power Development, LLC, for the purpose of developing and commercializing the Company’s clean energy technology. This joint venture is currently in the dissolution process. In March 2012, the Company established UPA to work with partners and stakeholders to develop and commercialize its pressurized oxycombustion technology, and in July 2012, Itea acquired a 50% ownership interest in UPA, making it a joint venture.

As discussed in Note 4, the Company received a $900,000 contract from UPA to build a bench-scale “flameless” combustion reactor under UPA’s grant from the Department of Energy. The Company recorded revenues totaling $157,000 and cost of sales totaling $123,000 related to this contract in the first quarter of 2013. All other financial information presented in these financial statements relates to the Company’s water treatment technologies.

The Company’s operations are currently conducted solely in the United States. While the Company has begun marketing and selling its products in South America, Asia and Europe, the Company has not generated any revenues from such activities. The Company will continue to evaluate how its business is managed and, as necessary, adjust the segment reporting accordingly.

Note 12: Segments

Operating segments are identified as components of an enterprise about which separate discrete financial information is available to the chief operating decision maker, or decision-making group, in assessing performance and allocating resources. As stated in Note 1, the Company markets and develops advanced municipal and industrial wastewater treatment and carbon reducing clean energy technologies. The Company currently generates all of its revenues from the sale and application of its water treatment technologies. Revenues from its clean energy technologies have been limited to grants received from governmental and other agencies for continued development. The Company’s efforts to develop and commercialize its clean energy technologies are discussed in Note 4. Separate disclosure of financial information related to the Company’s clean energy technologies is not required, as all operating activity is captured in the Company’s joint venture. The financial information presented in these financial statements represents all the material financial information related to the Company’s water treatment technologies as the sole reportable segment.

The Company’s operations are currently conducted solely in the United States. The Company will continue to evaluate how its business is managed and, as necessary, adjust the segment reporting accordingly.

Commitments and contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 10: Commitments and contingencies

On July 16, 2012, Andrew T. Melton, the Company’s former Executive Vice President and Chief Financial Officer (“Melton”), filed a Complaint in the United States District Court, Eastern District of Arkansas alleging, among other things, wrongful termination of employment. Mr. Melton is claiming damages in the aggregate amount of approximately $2.2 million, including unpaid salary, reimbursement of expenses, and other payments under his employment agreement. The Company is currently in the discovery process and intends to vigorously defend this litigation.

The Company is involved from time to time in litigation incidental to the conduct of its business. Judgments could be rendered or settlements entered that could adversely affect the Company’s operating results or cash flows in a particular period. The Company routinely assesses all of its litigation and threatened litigation as to the probability of ultimately incurring a liability and records its best estimate of the ultimate loss in situations where it assesses the likelihood of loss as probable.

Note 13: Commitments and contingencies

The Company leases its primary facility in Worcester, MA under an operating lease with an unaffiliated third party. The following table summarizes the Company’s operating lease commitments on its primary facility at December 31, 2012: (in thousands)

Payments due in:	Amount
2013	$173
2014	178
2015	183
2016	188
2017	16
$738

On March 25, 2011, the Company was notified by the U.S. Internal Revenue Service that it had accepted the Company’s Offer in Compromise with respect to its tax liabilities relating to (i) employee tax withholding for all periods commencing with the quarter ended September 30, 2005 and continuing through September 30, 2009 and (ii) federal unemployment taxes (FUTA) for the years 2005 through 2008 that were not paid by the Company’s former Chief Financial Officer. Pursuant to the Offer in Compromise, it has agreed to satisfy its delinquent tax liabilities by paying a total of $2,134,636 (representing the aggregate amount of tax due, without interest or penalties). The Company made its final payment of $176,636 in January 2012. In connection with the Offer in Compromise, the Company has agreed that any net operating losses sustained for the years ending December 31, 2010 through December 31, 2012 will not be claimed as deductions under the provisions of Section 172 of the Internal Revenue Code except to the extent that such net operating losses exceed the amount of interest and penalties abated. The IRS acceptance of the Offer in Compromise is conditioned, among other things, on the Company filing and paying all required taxes for five tax years commencing on the date of the IRS acceptance.

Accrued payroll taxes, which includes penalties and interest related to state taxing authorities, totaled $399,000 as of December 31, 2012. The Company continues to work with the various state taxing authorities to settle its remaining payroll tax obligations.

On July 16, 2012, Andrew T. Melton, the Company’s former Executive Vice President and Chief Financial Officer (“Melton”), filed a Complaint in the United States District Court, Eastern District of Arkansas alleging that his employment had been terminated in breach of his employment agreement and claiming damages in the aggregate amount of approximately $2.2 million, including unpaid salary, reimbursement of expenses, and other payments under his employment agreement. The Company is currently in the discovery process and intends to vigorously defend this litigation.

The Company is involved from time to time in litigation incidental to the conduct of its business. Judgments could be rendered or settlements entered that could adversely affect the Company’s operating results or cash flows in a particular period. The Company routinely assesses all of its litigation and threatened litigation as to the probability of ultimately incurring a liability and records its best estimate of the ultimate loss in situations where it assesses the likelihood of loss as probable.

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 11: Subsequent events

On April 5, 2013, following the filing of the Certificate of Amendment to the Company’s Articles of Incorporation, the Company effected the following transactions:

·	Investors in the Company’s December 2011 Bridge Notes and the Company’s November 2012 Bridge Notes exchanged such Notes with an aggregate principal amount of $4,950,000 plus accrued interest totaling $314,177 for a total of 6,926,553 shares of the Company’s Series C Convertible Preferred Stock and Warrants for the purchase of a total of 69,265,530 shares of Common Stock.

The effective price of the Series C Convertible Preferred Stock was $0.76 per share (or $0.076 per equivalent share of Common Stock). The Warrants entitle the holders to purchase, at any time on or before April 5, 2018 , shares of Common Stock at an exercise price of $0.114 per share. The Warrants contains other conventional terms, including provisions for adjustment in the Exercise Price and/or the securities issuable upon exercise in the event of certain specified extraordinary corporate events, such as stock splits, combinations, and stock dividends.

·	As additional consideration to the Investors for their participation in the Bridge Note issuances mentioned above, for each $100 of principal and interest converted into Series C Convertible Preferred Stock and Warrants, each Investor exchanged 41.67 shares of Series B Convertible Preferred Stock held for 131.58 additional shares of Series C Convertible Preferred Stock (the number of shares of Series C Convertible Preferred Stock that would be purchased for $100 at a purchase price of $0.76 per share). Accordingly, the Company issued an aggregate of 6,926,553 additional shares of Series C Convertible Preferred Stock in exchange for an aggregate of 2,193,414 previously-outstanding shares of Series B Convertible Preferred Stock. The additional shares of Series C Convertible Preferred Stock were issued without Warrant coverage. The shares of Series B Convertible Preferred Stock surrendered were cancelled and are no longer outstanding.

·	Because the effective issuance price of the Shares was less than $0.10 per Common Share-equivalent, the Company issued to those Investors who purchased shares of the Company’s Common Stock and Warrants at closings on July 11, 2012, August 9, 2012 and October 9, 2012 (the “PIPE”), for no additional consideration, a sufficient number of additional shares of Common Stock so that the effective price per share of Common Stock paid by the PIPE Investors equals the effective issuance price of the shares of Series C Convertible Preferred Stock on an as-converted basis ($0.076 per share). Accordingly, the Company issued a total of 9,274,364 shares of Common Stock to the PIPE Investors.

·	In 2011, as an inducement to certain holders of Common Stock Purchase Warrants to exercise such warrants or to surrender such warrants in exchange for shares of Common Stock, the Company agreed to allow such holders to exchange shares of Series B Convertible Preferred Stock for an equal number of shares of Series B-1 Convertible Preferred Stock. On April 5, 2013, the Company issued an aggregate of 6,031,577 shares of Common Stock as consideration for the surrender of Warrants for the purchase of an aggregate of 39,205,234 shares. Accordingly, the Company issued an aggregate of 8,839,500 shares of Series B-1 Convertible Preferred Stock in exchange for an equal number of shares of Series B Convertible Preferred Stock.

On April 5, 2013, the Company repaid in full all outstanding principal and accrued interest totaling $785,059 related to its Loan Agreement with C13 Thermo, LLC.

Note 14: Subsequent Events

As discussed in Note 5, on March 4, 2013 the Company amended its Loan Agreement with C13 Thermo LLC, a related party, to extend the expiration date to the earlier of (i) April 5, 2013 or (ii) one business day following the date the Company first draws against the irrevocable documentary letter of credit.

On March 20, 2013, the Company’s shareholders approved an amendment to the Certificate of Incorporation to effect the following changes:

·	To increase the number of authorized shares of Common Stock to 800,000,000 and to increase the number of authorized shares of Preferred Stock to 50,000,000;
·	To reduce the number of shares of Preferred Stock designated as “Series B Convertible Preferred Stock” from 12,000,000 to 1,000,000 and to re-designate the remaining 11,000,000 shares heretofore designated as “Series B Convertible Preferred Stock” as “Series B-1 Convertible Preferred Stock”, with the shares in each sub-series having identical voting powers, designations, preferences and relative, participating, optional or other special rights, and qualifications, limitations and restrictions except that the shares of Series B-1 Convertible Preferred Stock shall have priority in liquidation; and
·	To designate 15,000,000 shares of the previously authorized but undesignated shares of Preferred Stock as “Series C Convertible Preferred Stock”.

The amendment to the Certificate of Incorporation will become effective upon the filing of a Certificate of Amendment with the Secretary of State of the State of Delaware.

In addition, the Company’s shareholders approved an amendment to its 2008 Incentive Stock Plan to effect the following changes:

·	To increase the number of shares issuable from 20,000,000 to 40,000,000; and
·	To increase from 30,000 to 100,000 the number of options automatically granted to non-employee directors upon their election or re-election to the Board of Directors.

Organization and summary of significant accounting policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Principles Of Consolidation and Basis Of Presentation [Policy Text Block]

Principles of consolidation and basis of presentation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation. The 15% third-party ownership interest in TEPS is recorded as a noncontrolling interest in the consolidated financial statements. Financial results for Unity Power Alliance (“UPA”) as a Joint Venture are accounted for under the equity method, as discussed in Note 4.

Certain prior year amounts have been reclassified to conform to current year classifications.

The accompanying unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 8-03 of Regulation S-X.  Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements.  In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three-month period ended March 31, 2013 are not necessarily indicative of the results that may be expected for the year ending December 31, 2013.

The preparation of these unaudited interim consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The balance sheet at December 31, 2012 has been derived from the audited financial statements at that date but does not include all of the information and footnotes required by GAAP for complete financial statements. For further information, refer to the financial statements and footnotes thereto included in the Annual Report on Form 10-K for the year ended December 31, 2012 of ThermoEnergy Corporation.

Principles of consolidation and basis of presentation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation. Financial results for Unity Power Alliance (“UPA”) have been consolidated for the period from inception until the date it became a Joint Venture. Financial results for UPA as a Joint Venture are accounted for under the equity method, as discussed in Note 4.

Certain prior year amounts have been reclassified to conform to current year classifications.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Significant estimates affecting amounts reported in the consolidated financial statements relate to revenue recognition using the percentage-of-completion method.

The 15% third party ownership interest in TEPS is recorded as a noncontrolling interest in the consolidated financial statements.

Revenue Recognition, Policy [Policy Text Block]

Revenue recognition

The Company recognizes revenues using the percentage-of-completion method. Under this approach, revenue is earned in proportion to total costs incurred in relation to total costs expected to be incurred. Contract costs include all direct material and labor costs and indirect costs related to contract performance, such as indirect labor, supplies, tools, repairs and depreciation.

Recognition of revenue and profit is dependent upon a number of factors, including the accuracy of a variety of estimates made at the balance sheet date such as engineering progress, materials quantities, the achievement of milestones, penalty provisions, labor productivity and cost estimates made. Due to uncertainties inherent in the estimation process, actual completion costs may vary from estimates. Changes in job performance, job conditions and estimated profitability may result in revisions to costs and income and are recognized beginning in the period in which they become known.  Provisions for estimated losses on uncompleted contracts are made in the period in which the estimated loss first becomes known.

Certain long-term contracts include a number of different services to be provided to the customer. The Company records separately revenues, costs and gross profit related to each of these services if they meet the contract segmenting criteria in Accounting Standards Codification (“ASC”) 605-35. This policy may result in different interim rates of profitability for each segment than if the Company had recognized revenues using the percentage-of-completion method based on the project’s estimated total costs.

In circumstances when the Company cannot estimate the final outcome of a contract, or when the Company cannot reasonably estimate revenue, the Company utilizes the percentage-of-completion method based on a zero profit margin until more precise estimates can be made. If and when the Company can make more precise estimates, revenues will be adjusted accordingly and recorded as a change in an accounting estimate.

Revenue recognition

The Company recognizes revenues using the percentage of completion method. Under this approach, revenue is earned in proportion to total costs incurred in relation to total costs expected to be incurred. Contract costs include all direct material and labor costs and indirect costs related to contract performance, such as indirect labor, supplies, tools, repairs and depreciation.

Recognition of revenue and profit is dependent upon a number of factors, including the accuracy of a variety of estimates made at the balance sheet date such as engineering progress, materials quantities, the achievement of milestones, penalty provisions, labor productivity and cost estimates made. Due to uncertainties inherent in the estimation process, actual completion costs may vary from estimates. Changes in job performance, job conditions and estimated profitability may result in revisions to costs and income and are recognized beginning in the period in which they become known.  Provisions for estimated losses on uncompleted contracts are made in the period in which the estimated loss first becomes known.

Certain long-term contracts include a number of different services to be provided to the customer. The Company records separately revenues, costs and gross profit related to each of these services if they meet the contract segmenting criteria in ASC 605-35. This policy may result in different interim rates of profitability for each segment than if the Company had recognized revenues using the percentage-of-completion method based on the project’s estimated total costs.

In circumstances when the Company cannot estimate the final outcome of a contract, or when the Company cannot reasonably estimate revenue, the Company utilizes the percentage-of-completion method based on a zero profit margin until more precise estimates can be made. If and when the Company can make more precise estimates, revenues will be adjusted accordingly and recorded as a change in an accounting estimate. The Company recorded two contracts which represented 8% of its revenues for the year ended December 31, 2012 and one contract which represented approximately 5% of its revenues for the year ended December 31, 2011 utilizing the percentage-of-completion method based on a zero profit margin.

Consolidation, Variable Interest Entity, Policy [Policy Text Block]

Variable interest entities

The Company assesses whether its involvement with another related entity constitutes a variable interest entity (“VIE”) through either direct or indirect variable interest in that entity. If an entity is deemed to be a VIE, the Company must determine if it is the primary beneficiary (i.e. the party that consolidates the VIE), in accordance with the accounting standard for the consolidation of variable interest entities. The Company qualitatively evaluates if it is the primary beneficiary of the VIE’s based on whether the Company has (i) the power to direct those matters that most significantly impacted the activities of the VIE; and (ii) the obligation to absorb losses or the right to receive benefits of the VIE. See Note 4 for further discussion of UPA as a variable interest entity.

Variable interest entities

The Company assesses whether its involvement with another related entity constitutes a variable interest entity (“VIE”) through either direct or indirect variable interest in that entity. If an entity is deemed to be a VIE, the Company must determine if it is the primary beneficiary (i.e. the party that consolidates the VIE), in accordance with the accounting standard for the consolidation of variable interest entities. The Company qualitatively evaluates if it is the primary beneficiary of the VIE’s based on whether the Company has (i) the power to direct those matters that most significantly impacted the activities of the VIE; and (ii) the obligation to absorb losses or the right to receive benefits of the VIE. See Note 4 for further discussion of UPA as a variable interest entity.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash

The Company places its cash in highly rated financial institutions, which are continually reviewed by senior management for financial stability. Effective December 31, 2010, extending through December 31, 2012, all “noninterest-bearing transaction accounts” are fully insured, regardless of the balance of the account. Generally the Company’s cash in interest-bearing accounts exceeds financial depository insurance limits. However, the Company has not experienced any losses in such accounts and believes that its cash is not exposed to significant credit risk.

Receivables, Policy [Policy Text Block]

Accounts receivable, net

Accounts receivable are recorded at their estimated net realizable value. Receivables related to the Company’s contracts have realization and liquidation periods of less than one year and are therefore classified as current assets.

The Company maintains allowances for specific doubtful accounts based on estimates of losses resulting from the inability of customers to make required payments and records these allowances as a charge to general and administrative expense. The Company’s method for estimating its allowance for doubtful accounts is based on judgmental factors, including known and inherent risks in the underlying balances, adverse situations that may affect the customer’s ability to pay and current economic conditions. Amounts considered uncollectible are written off based on the specific customer balance outstanding. The Company did not have any allowance for doubtful accounts as of March 31, 2013 and December 31, 2012.

Accounts receivable, net

Accounts receivable are recorded at their estimated net realizable value. Receivables related to the Company’s contracts have realization and liquidation periods of less than one year and are therefore classified as current.

The Company maintains allowances for specific doubtful accounts based on estimates of losses resulting from the inability of customers to make required payments and record these allowances as a charge to general and administrative expense. The Company’s method for estimating its allowance for doubtful accounts is based on judgmental factors, including known and inherent risks in the underlying balances, adverse situations that may affect the customer’s ability to pay and current economic conditions. Amounts considered uncollectible are written off based on the specific customer balance outstanding.

The Company did not have any activity in its allowance for doubtful accounts for the year ended December 31, 2012. The following is a summary of the Company’s allowance for doubtful accounts activity for the year ended December 31, 2011:

Allowance for doubtful accounts, beginning of year	$9
Bad debt expense	1
Write-offs	(10)
Allowance for doubtful accounts, end of year	$—

One customer accounted for 53% and 96% of the Company’s gross accounts receivable balance at December 31, 2012 and 2011, respectively. For the year ended December 31, 2012, one customer accounted for 73% of the Company’s revenues. For the year ended December 31, 2011, two customers each accounted for more than 10% of the Company’s revenues and collectively accounted for 92% of total revenues.

Inventory, Policy [Policy Text Block]
Inventories

Inventories are stated at the lower of cost or net realizable value using the first-in, first-out method and consist exclusively of raw materials.

The Company evaluates its inventory for excess quantities and obsolescence on a periodic basis.  In preparing its evaluation, the Company looks at the expected demand for its products for the next three to twelve months.  Based on this evaluation, the Company records provisions to ensure that inventory is appropriately stated at the lower of cost or net realizable value.

Inventories

Inventories are stated at the lower of cost or net realizable value using the first-in, first-out method and consist primarily of raw materials and supplies.

The Company evaluates its inventory for excess quantities and obsolescence on a periodic basis.  In preparing our evaluation, the Company looks at the expected demand for its products for the next three to twelve months.  Based on this evaluation, the Company records provisions to ensure that inventory is appropriately stated at the lower of cost or net realizable value.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and equipment

Property and equipment are stated at cost and are depreciated over the estimated useful life of each asset. Depreciation is computed using the straight-line method. The Company evaluates long-lived assets based on estimated future undiscounted net cash flows or other fair value measures whenever significant events or changes in circumstances occur that indicate the carrying amount may not be recoverable. If that evaluation indicates that an impairment has occurred, a charge is recognized to the extent the carrying amount exceeds the undiscounted cash flows or fair values of the asset, whichever is more readily determinable.

The Company recorded a loss of $131,000 in the first quarter of 2012 related to the disposal of a system previously used for pre-sales testing. This loss is included in sales and marketing expense on its Consolidated Statement of Operations for the three-month period ended March 31, 2012.

Property and equipment

Property and equipment are stated at cost and are depreciated over the estimated useful life of each asset. Depreciation is computed using the straight-line method.  The Company evaluates long-lived assets based on estimated future undiscounted net cash flows or other fair value measures whenever significant events or changes in circumstances occur that indicate the carrying amount may not be recoverable. If that evaluation indicates that an impairment has occurred, a charge is recognized to the extent the carrying amount exceeds the undiscounted cash flows or fair values of the asset, whichever is more readily determinable.

The Company recorded a loss of $131,000 in 2012 related to the disposal of a system previously used for pre-sales testing. This loss is included in sales and marketing expense on its Consolidated Statement of Operations for the year ended December 31, 2012. In 2011, the Company recorded a loss of $62,000 on the disposal of property and equipment in conjunction with relocating its corporate headquarters. This loss is included in general and administrative expense on its Consolidated Statement of Operations for the year ended December 31, 2011.

Commitments and Contingencies, Policy [Policy Text Block]

Contingencies

The Company accrues for costs relating to litigation, including litigation defense costs, claims and other contingent matters, including liquidated damage liabilities, when such liabilities become probable and reasonably estimable. Such estimates may be based on advice from third parties or on management’s judgment, as appropriate. Revisions to accruals are reflected in earnings (loss) in the period in which different facts or information become known or circumstances change that affect the Company’s previous assumptions with respect to the likelihood or amount of loss. Amounts paid upon the ultimate resolution of such liabilities may be materially different from previous estimates and could require adjustments to the estimated liability to be recognized in the period such new information becomes known.

Contingencies

The Company accrues for costs relating to litigation, including litigation defense costs, claims and other contingent matters, including liquidated damage liabilities, when such liabilities become probable and reasonably estimable. Such estimates may be based on advice from third parties or on management’s judgment, as appropriate. Revisions to payroll tax and other accruals are reflected in income in the period in which different facts or information become known or circumstances change that affect the Company’s previous assumptions with respect to the likelihood or amount of loss. Amounts paid upon the ultimate resolution of contingent liabilities may be materially different from previous estimates and could require adjustments to the estimated liability to be recognized in the period such new information becomes known.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Stock options

The Company accounts for stock options in accordance with Accounting Standards Codification (“ASC”) Topic 718, “Compensation – Stock Compensation”. This topic requires that the cost of all share-based payments to vendors and employees, including grants of employee stock options, be recognized in the consolidated financial statements based on their fair values on the measurement date, which is generally the date of grant. Such cost is recognized over the vesting period of the awards. The Company uses the Black-Scholes option pricing model to estimate the fair value of “plain vanilla” stock option awards.

Stock options

The Company accounts for stock options in accordance with Accounting Standards Codification (“ASC”) Topic 718, “Compensation – Stock Compensation”. This topic requires that the cost of all share-based payments to employees, including grants of employee stock options, be recognized in the financial statements based on their fair values on the measurement date, which is generally the date of grant.  Such cost is recognized over the vesting period of the awards.  The Company uses the Black-Scholes option pricing model to estimate the fair value of “plain vanilla” stock option awards.

Income Tax, Policy [Policy Text Block]

Income taxes

The Company uses the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax basis of assets and liabilities and are measured using enacted rates and laws that will be in effect when the deferred tax assets or liabilities are expected to be realized or settled. A valuation allowance for deferred tax assets is provided if it is more likely than not that all or a portion of the deferred tax assets will not be realized. The Company recognizes interest and penalties related to underpayments of income taxes as a component of interest and other expense on its Consolidated Statement of Operations.

The Company estimates contingent income tax liabilities based on the guidance for accounting for uncertain tax positions as prescribed in ASC Topic 740, “Income Taxes.” The Company uses a two-step process to assess each income tax position.  The Company first determines whether it is more likely than not that the income tax position will be sustained, based on technical merits, upon examination by the taxing authorities.  If the income tax position is expected to meet the more likely than not criteria, the Company then records the benefit in the financial statements that equals the largest amount that is greater than 50% likely to be realized upon its ultimate settlement.  At December 31, 2012 and 2011, there are no uncertain tax positions that require accrual.

The Company is subject to taxation in the U.S. and various states. As of December 31, 2012 the Company’s tax years for 2009, 2010 and 2011 are subject to examination by the tax authorities. With few exceptions, as of December 31, 2012, the Company is no longer subject to U.S. federal, state or local examinations by tax authorities for years before 2009. Tax year 2008 was open as of December 31, 2011.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair value of financial instruments and fair value measurements

The carrying amount of cash, accounts receivable, other current assets, accounts payable, short-term borrowings and other current liabilities in the consolidated financial statements approximate fair value because of the short-term nature of the instruments. The carrying amount of the Company’s convertible debt was $3,187,000 and $3,088,000 at March 31, 2013 and December 31, 2012, respectively, and approximates its fair value, as the interest rate on this debt approximates the interest rate of the Company’s recent borrowings. The Company’s derivative liabilities are recorded at fair value.

The Company's liabilities carried at fair value are categorized using inputs from the three levels of the fair value hierarchy, as follows:

Level 1:   Quoted prices in active markets for identical assets or liabilities.

Level 2:  Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3:   Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the liabilities.

Fair value of financial instruments and fair value measurements

The carrying amount of cash, accounts receivable, other current assets, accounts payable, short-term borrowings and other current liabilities in the consolidated financial statements approximate fair value because of the short-term nature of those instruments. The carrying amount of the Company’s convertible debt was $1,838,000 and $1,571,000 at December 31, 2012 and 2011, respectively, and approximates the fair value of these instruments, as the interest rate on this debt approximates the interest rate on the Company’s recent borrowings. The Company’s derivative liabilities are recorded at fair value.

The Company's assets and liabilities carried at fair value are categorized using inputs from the three levels of fair value hierarchy, as follows:

Level 1:   Quoted prices in active markets for identical assets or liabilities.

Level 2:   Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3:   Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the liabilities.

Convertible Preferred Stock [Policy Text Block]

Series B Convertible Preferred Stock

The Company determined the initial value of the Series B Convertible Preferred Stock using the monte carlo simulation valuation model. Because the Series B Convertible Preferred Stock has an indefinite life, it is classified within the stockholders’ deficiency section of the Company's Consolidated Balance Sheets.

Earnings Per Share, Policy [Policy Text Block]

Net income (loss) per share

Basic income (loss) per share (“EPS”) is computed by dividing the net income (loss) attributable to the common stockholders (the numerator) by the weighted average number of shares of common stock outstanding (the denominator) during the reporting periods. Fully diluted income per share is computed by increasing the denominator by the weighted average number of additional shares that could have been outstanding from securities convertible into common stock, such as stock options and warrants (using the “treasury stock” method), and convertible preferred stock and debt (using the “if-converted” method), unless the effect on net income per share is antidilutive. Under the “if-converted” method, convertible instruments are assumed to have been converted as of the beginning of the period or when issued, if later. The computations of diluted net loss per share do not include 333,169 and 414,291 options and warrants which were outstanding as of the three-month periods ended March 31, 2013 and 2012, respectively, as the inclusion of these securities would have been anti-dilutive.

Earnings (loss) per share

Basic earnings (loss) per share (“EPS”) is computed by dividing the net income (loss) attributable to the common stockholders (the numerator) by the weighted average number of shares of common stock outstanding (the denominator) during the reporting periods. Fully diluted earnings per share is computed by increasing the denominator by the weighted average number of additional shares that could have been outstanding from securities convertible into common stock, such as stock options and warrants (using the “treasury stock” method), and convertible preferred stock and debt (using the “if-converted” method), unless the effect on net income per share is antidilutive. Under the “if-converted” method, convertible instruments are assumed to have been converted as of the beginning of the period or when issued, if later. The computations of diluted net loss per share do not include 392,326 and 420,004 options and warrants which were outstanding as of the years ended December 31, 2012 and 2011, respectively, as the inclusion of these securities would have been anti-dilutive.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentration of Credit Risk and Major Customers

Financial instruments which potentially expose the Company to concentrations of credit risk include cash equivalents, investments in treasury bills, certificates of deposits and commercial paper, trade accounts receivable, accounts payable and accrued liabilities. We restrict our cash equivalents and investments in marketable securities to repurchase agreements with major banks and U.S. government and corporate securities which are subject to minimal credit and market risk.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent accounting pronouncements

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS,” which converges fair value measurement and disclosure guidance in U.S. GAAP with fair value measurement and disclosure guidance issued by the International Accounting Standards Board (“IASB”). The amendments in the authoritative guidance do not modify the requirements for when fair value measurements apply. The amendments generally represent clarifications on how to measure and disclose fair value under ASC 820, “Fair Value Measurement.” The authoritative guidance is effective prospectively for interim and annual periods beginning after December 15, 2011. Early adoption of the authoritative guidance is not permitted. The Company has adopted the provisions of ASU 2011-04 in the Company’s fiscal year beginning January 1, 2012, and the provisions of this guidance did not have a material impact on its financial statements or disclosures.

There were no other accounting standards recently issued that had or are expected to have a material impact on our consolidated financial statements and associated disclosures.

Organization and summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
The Company did not have any activity in its allowance for doubtful accounts for the year ended December 31, 2012. The following is a summary of the Company’s allowance for doubtful accounts activity for the year ended December 31, 2011:

Allowance for doubtful accounts, beginning of year	$9
Bad debt expense	1
Write-offs	(10)
Allowance for doubtful accounts, end of year	$—

Short term borrowings (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
Short term borrowings consisted of the following at March 31, 2013 and December 31, 2012 (in thousands):

	March 31, 2013	December 31, 2012
Project financing line of credit and accrued costs	714	491
November 2012 Bridge Notes, 8%, due April 15, 2013	3,700	3,700
	$4,414	$4,191
Short term borrowings consisted of the following at December 31, 2012 (in thousands):
Project financing line of credit	$491
November 2012 Bridge Notes, 8%, due April 15, 2013	3,700
$4,191

Convertible debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt Conversions [Table Text Block]
Unsecured convertible debt consisted of the following at March 31, 2013 and December 31, 2012 (in thousands):

	March 31, 2013	December 31, 2012
December 2011 Convertible Promissory Notes, 12.5%, due on demand on or after January 31, 2013	1,250	1,250
Roenigk 2012 Convertible Promissory Note, 8%, due March 31, 2014, less discount of $86 at March 31, 2013 and $106 at December 31, 2012	1,937	1,838
	3,187	3,088
Less: Current portion	(3,187)	(1,250)
	$—	$1,838

Convertible debt consisted of the following at December 31, 2012 and 2011 (in thousands):

	2012	2011
Roenigk 2007 Convertible Promissory Note, 5%, due March 21, 2013, less discount of $78 at December 31, 2011	$—	$860
Roenigk 2008 Convertible Promissory Note, 5%, due March 7, 2013, less discount of $181 at December 31, 2011	—	711
December 2011 Convertible Promissory Notes, 12.5%, due on demand on or after January 31, 2013	1,250	1,250
Roenigk 2012 Convertible Promissory Note, 8%, due March 31, 2014, less discount of $106 at December 31, 2012	1,838	—
	3,088	2,821
Less: Current portion	(1,250)	(1,250)
	$1,838	$1,571

Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Option Expenses [Table Text Block]
The following table presents option expense included in expenses in the Company’s Consolidated Statements of Operations for the three-month periods ended March 31, 2013 and 2012:

	2013	2012

Cost of revenue	$—	$4
General and administrative	127	137
Engineering, research and development	16	25
Sales and marketing	14	(3)
Option expense before tax	157	163
Benefit for income tax	—	—
Net option expense	$157	$163

The following table presents non-cash stock option expense included in expenses in the Company’s Consolidated Statements of Operations for the years ended December 31, 2012 and 2011 (in thousands):

	2012	2011

Cost of revenue	$4	$23
General and administrative	548	769
Engineering, research and development	77	41
Sales and marketing	126	169
Option expense before tax	755	1,002
Income tax benefit	—	—
Net option expense	$755	$1,002

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The fair value of options granted during the three-month periods ended March 31, 2013 and 2012 were estimated at the date of grant using a Black-Scholes option pricing model with the following assumptions:

	2013	2012
Risk-free interest rate	1.01%	1.1% - 1.2%
Expected option life (years)	6.25	6.25
Expected volatility	90%	92%
Expected dividend rate	0%	0%

The fair value of options granted during 2012 and 2011 were estimated at the date of grant using the Black-Scholes option pricing model with the following assumptions:

	2012	2011

Risk-free interest rate	0.83% - 2.23%	2.0% - 3.5%
Expected option life (years)	6.25 – 10.0	10.0
Expected volatility	90% - 92%	91% - 92%
Expected dividend rate	0%	0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the Company’s stock option activity and related information for the three-month periods ended March 31, 2013 and 2012 follows:

	2013		2012
	Number of Shares	Wtd. Avg. Exercise Price per Share	Number of Shares	Wtd. Avg. Exercise Price per Share
Outstanding, beginning of year	24,896,678	$0.32	19,674,102	$0.38
Granted	14,350,000	$0.09	1,530,000	$0.24
Canceled	(5,151,102)	$0.29	(521,250)	$0.31
Outstanding, end of period	34,095,576	$0.32	20,682,852	$0.37
Exercisable, end of period	15,248,701	$0.38	9,540,783	$0.51

A summary of the Company’s stock option activity and related information for the years ended December 31, 2012 and 2011 follows:

	2012		2011
	Number of Shares	Wtd. Avg. Price per Share	Number of Shares	Wtd. Avg. Price per Share
Outstanding, beginning of year	19,674,102	$0.38	22,065,402	$0.57
Granted	7,560,000	$0.16	3,320,000	$0.27
Canceled and expired	(2,337,424)	$0.29	(5,711,300)	$0.99
Outstanding, end of year	24,896,678	$0.32	19,674,102	$0.38
Vested and exercisable, end of year	14,700,574	$0.40	9,393,283	$0.47

Tabular Disclosure Related To Warrants Expiration Date [Table Text Block]	The expiration dates of these warrants are as follows:
Year	Number of Warrants
2013	7,396,554
2014	6,159,436
2015	6,188,879
2016	42,795,244
2017	34,487,500
After 2017	1,342,500
98,370,113

At December 31, 2012, there were outstanding warrants for the purchase of 99,870,113 shares of the Company’s Common Stock at prices ranging from $0.01 per share to $0.55 per share (weighted average exercise price was $0.28 per share). The expiration dates of outstanding warrants as of December 31, 2012 are as follows:

Expiration	Warrants Outstanding
2013	8,896,554
2014	6,159,436
2015	6,188,879
2016	42,795,244
2017 and later	35,830,000
99,870,113

Derivative Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivative Liabilities [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

Liabilities measured at fair value on a recurring basis as of March 31, 2013 are as follows: (in thousands)

		Fair Value Measurements at Reporting Date Using
Description	Balance as of March 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liabilities – current portion	$1,327	$-	$-	$1,327

Total	$1,327	$-	$-	$1,327

Liabilities measured at fair value on a recurring basis as of December 31, 2012 are as follows: (in thousands)

		Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liabilities – current portion	$20	$-	$-	$20
Derivative liabilities – long-term portion	2,214	-	-	2,214

	$2,234	$-	$-	$2,234

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 are as follows: (in thousands)

		Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Liabilities
Derivative liability – current portion	$20	$-	$-	$20
Derivative liability – long-term portion	2,214	-	-	2,214

Total	$2,234	$-	$-	$2,234

 Assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 are as follows: (in thousands)

		Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Derivative liability – current portion	$706	$-	$-	$706
Derivative liability – long-term portion	101	-	-	101

Total	$807	$-	$-	$807

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

The following table sets forth a reconciliation of changes in the fair value of the Company’s derivative liabilities classified as Level 3 for the three-month periods ended March 31, 2013 and 2012 (in thousands):

	2013	2012
Balance at beginning of period	$2,234	$807
Change in fair value	(907)	(175)
	$1,327	$632

The following table sets forth a reconciliation of changes in the fair value of the Company’s derivative liabilities classified as Level 3 for the years ended December 31, 2012 and 2011 (in thousands):

	2012	2011
Balance at beginning of year	$807	$2,852
Recognition of derivative liabilities	3,064	3,928
Change in fair value	(1,637)	(3,936)
Reclassification of derivative liabilities to equity	—	(2,037)
	$1,838	$807

Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule Of Deferred Tax Assets and Liabilities [Table Text Block]

Significant components of the Company's deferred tax assets are as follows as of December 31, 2012 and 2011 (in thousands):

	2012	2011

Net operating loss carryforwards	$20,386	$19,720
Contingent liability reserves	-	158
Derivative liabilities	849	-
Stock options and warrants	2,140	1,973
Billings in excess of costs	1,728	-
Valuation discount	(40)	(99)
Other	352	165
	25,415	21,917
Valuation allowance – deferred tax assets	(25,415)	(21,917)
	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

A reconciliation of income tax expense (benefit) at the statutory rate to income tax expense at the Company's effective rate is shown below for the years ended December 31, 2012 and 2011 (in thousands):

	2012	2011

Computed at statutory rate (34%)	$(2,510)	$(5,911)
(Decrease) increase in valuation allowance for deferred tax assets	3,130	(2,220)
Loss on extinguishment of debt	—	4,267
Stock and stock options	130	3,745
Derivative liabilities	(849)	(1,338)
Valuation discount	-	1,558
Non-deductible items and other	99	(101)
Benefit for income taxes	$-	$-

Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
The following table summarizes the Company’s operating lease commitments on its primary facility at December 31, 2012: (in thousands)

Payments due in:	Amount
2013	$173
2014	178
2015	183
2016	188
2017	16
$738

Organization and summary of significant accounting policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Allowance for doubtful accounts, beginning of year	$ 9
Bad debt expense	1
Write-offs	(10)
Allowance for doubtful accounts, end of year	$ 0

Organization and summary of significant accounting policies (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Description of Activities of Parent Company	developing and marketing advanced municipal and industrial wastewater treatment and carbon reducing power generation technologies.		developing and marketing advanced municipal and industrial wastewater treatment and carbon reducing power generation technologies.
Contract Revenue As Percentage Of Total Revenue			8.00%	5.00%
Property, Plant and Equipment, Depreciation Methods	straight-line method		straight-line method
Gain (Loss) On Disposition Of Property	$ 0	$ 131,000	$ 131,000	$ 62,000
Long-term Debt	$ 3,187,000		$ 3,088,000	$ 1,571,000
Options And Warrants Member [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	333,169	414,291	392,326	420,004
One Customer [Member]
Entity Wide Accounts Receivable Major Customer Percentage			53.00%	96.00%
Entity-Wide Revenue, Major Customer, Percentage			73.00%
Two Customers [Member]
Entity-Wide Revenue, Major Customer, Percentage				92.00%
Thermoenergy Power Systems, LLC [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	15.00%		15.00%

Management's consideration of going concern matters (Details Textual) (USD $)	1 Months Ended						3 Months Ended		12 Months Ended
	Dec. 31, 2012	Nov. 30, 2012	Oct. 31, 2012	Aug. 31, 2012	Jul. 31, 2012	Jan. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash	$ 4,657,000						$ 2,280,000	$ 1,933,000	$ 4,657,000	$ 3,056,000	$ 4,299,000
Cash and Cash Equivalents, Period Increase (Decrease)							2,377,000	1,123,000	(1,601,000)	1,243,000
Net loss attributable to ThermoEnergy Corporation							1,072,000	1,544,000	7,378,000	17,329,000
Retained Earnings (Accumulated Deficit)	120,892,000						121,964,000		120,892,000	113,510,000
Proceeds From Warrants Exercised	498,000
Stock Issued During Period Shares Warrants Exercised	5,633,344
Stock Issued During Period Exercise Price Warrants Exercised	$ 0.095
Proceeds From Issuance Of Common Stock			331,000	729,000	1,566,000	498,000	0	498,000	3,124,000	2,436,000
Stock Issued During Period, Shares, New Issues			3,765,000	8,287,500	17,316,250	5,633,344
Warrant Issued For Purchase Of Common Stock Exercise Price			$ 0.15	$ 0.15	$ 0.15
Warrant Issued For Purchase Of Common Stock Additional Warrants			376,500	828,750	1,354,125
Warrant Issued For Purchase Of Common Stock Exercise Price Additional Warrants			$ 0.1	$ 0.1	$ 0.1
Proceeds From Bridge Loan		$ 3,700,000
Warrants To Purchase Shares			4,141,500	9,116,250	18,670,375

Risks and Uncertainties (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Billings	$ 1,009,000	$ 1,688,000	$ 6,971,000	$ 5,583,000
Accounts receivable, net	1,847,000		1,246,000	4,228,000
Deposits	151,000		1,566,000	262,000
Accrued contract costs	93,000		1,545,000	19,000
Nycdep [Member]
Billed Contracts Receivable	536,000		662,000
Proceds From Billed Contracts	15,500,000		14,800,000
Billings	16,000,000		15,500,000
Percentage Of Revenues Effect On Contracts Termination			73.00%	80.00%
Billings in Excess of Cost	4,900,000		4,500,000
Accounts receivable, net	536,000		662,000
Deposits	151,000		1,400,000
Accrued contract costs	80,000		1,400,000
Nycdep [Member] | Due In April 2013 [Member]
Proceds From Billed Contracts	456,000
Nycdep [Member] | Paid In May 2013 [Member]
Proceds From Billed Contracts	$ 80,000

Joint Ventures (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Other long term liabilities	$ 222,000		$ 133,000	$ 160,000
Sales and marketing	382,000	703,000	2,855,000	2,448,000
TEPS [Member]
Interest In Joint Venture			50.00%
Payments Towards Capital Contribution Joint Venture				400,000
Reduction In Value Of Investments In Joint Venture			26,000	389,000
Investments In Joint Venture Carrying Value			10,000	32,000
BPD [Member]
Interest In Joint Venture			50.00%
UPA [Member]
Interest In Joint Venture			50.00%
Revenue from Grants	170,000		1,000,000
Contracts Received	157,000		900,000
Other long term liabilities	164,000		109,000
Sales and marketing			129,000
Payments To Acquire Interest In Joint Venture			1,250
Debt Instrument, Face Amount			100,000
Debt Instrument, Description of Variable Rate Basis			three-month LIBOR rate plus 2% per year
Increase In Value Of Investment In Joint Venture			$ 18,000

Short term borrowings (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Short term borrowings	$ 4,414	$ 4,191	$ 0
Project Financing Line Of Credit And Accrued Costs [Member]
Short term borrowings	714	491
November 2012 Bridge Notes [Member]
Short term borrowings	$ 3,700	$ 3,700

Short term borrowings (Details Textual) (USD $)	3 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Project Financing Line Of Credit And Accrued Costs [Member]	Dec. 31, 2012 Project Financing Line Of Credit And Accrued Costs [Member]	Mar. 31, 2013 November 2012 Bridge Notes [Member]	Dec. 31, 2012 November 2012 Bridge Notes [Member]	Mar. 31, 2013 Note [Member]	Dec. 31, 2012 Note [Member]
Short term borrowings	$ 4,414,000	$ 4,191,000	$ 0	$ 714,000	$ 491,000	$ 3,700,000	$ 3,700,000	$ 680,000	$ 491,000
Line of Credit Facility, Maximum Borrowing Capacity				700,000	700,000	3,700,000
Line Of Credit Facility, Interest Rate on Default				8.00%	8.00%	8.00%
Line of Credit Facility, Commitment Fee Description				Upon maturity of the Note, the Company will be charged a commitment fee equal to 10% of the aggregate principal amount borrowed under the Credit Facility.	Upon maturity of the Note, the Company will be charged a commitment fee equal to 10% of the aggregate principal amount borrowed under the Credit Facility.
Debt Instrument, Face Amount				700,000	700,000		3,700,000
Debt Instrument, Interest Rate, Stated Percentage							8.00%
Debt Instrument, Maturity Date						Apr 15, 2013	Apr 15, 2013
Legal Fees	$ 34,000

Convertible debt (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Convertible Debt	$ 3,187	$ 3,088	$ 2,821
Less: Current portion	(3,187)	(1,250)	(1,250)
Convertible debt, net	0	1,838	1,571
Roenigk 2007 Convertible Promissory Note [Member]
Convertible Debt		0	860
Roenigk 2008 Convertible Promissory Note [Member]
Convertible Debt		0	711
December 2011 Convertible Promissory Notes [Member]
Convertible Debt	1,250	1,250	1,250
Roenigk 2012 Convertible Promissory Note [Member]
Convertible Debt	$ 1,937	$ 1,838	$ 0

Convertible debt (Details Textual) (USD $)	1 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended				12 Months Ended						12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended					12 Months Ended			1 Months Ended	3 Months Ended		12 Months Ended			12 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended			12 Months Ended
	Aug. 31, 2011	Jul. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Jul. 31, 2011 Series B Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Roenigk 2007 Convertible Promissory Note [Member]	Jun. 30, 2012 Roenigk 2007 Convertible Promissory Note [Member]	Dec. 31, 2011 Roenigk 2007 Convertible Promissory Note [Member]	Mar. 21, 2007 Roenigk 2007 Convertible Promissory Note [Member]	Dec. 31, 2012 Roenigk 2007 Convertible Promissory Note [Member] Maximum [Member]	Dec. 31, 2012 Roenigk 2007 Convertible Promissory Note [Member] Minimum [Member]	Dec. 31, 2012 Roenigk 2008 Convertible Promissory Note [Member]	Jun. 30, 2012 Roenigk 2008 Convertible Promissory Note [Member]	Dec. 31, 2011 Roenigk 2008 Convertible Promissory Note [Member]	Mar. 21, 2007 Roenigk 2008 Convertible Promissory Note [Member]	Dec. 31, 2012 Roenigk 2008 Convertible Promissory Note [Member] Maximum [Member]	Dec. 31, 2012 Roenigk 2008 Convertible Promissory Note [Member] Minimum [Member]	Dec. 31, 2008 Roenigk 2008 Convertible Promissory Note [Member] Securities Purchase Agreement [Member]	Mar. 31, 2013 December 2011 Convertible Promissory Notes [Member]	Dec. 31, 2011 December 2011 Convertible Promissory Notes [Member]	Dec. 31, 2012 December 2011 Convertible Promissory Notes [Member]	Mar. 31, 2013 Roenigk 2012 Convertible Promissory Note [Member]	Dec. 31, 2012 Roenigk 2012 Convertible Promissory Note [Member]	Jun. 30, 2012 Roenigk 2012 Convertible Promissory Note [Member]	Dec. 31, 2011 Roenigk 2012 Convertible Promissory Note [Member]	Dec. 31, 2012 Roenigk 2012 Convertible Promissory Note [Member] Maximum [Member]	Dec. 31, 2012 Roenigk 2012 Convertible Promissory Note [Member] Minimum [Member]	Dec. 31, 2012 Convertible Promissory Notes One [Member]	Dec. 31, 2012 Convertible Promissory Notes Two [Member]	Dec. 31, 2012 Convertible Promissory Notes Three [Member]	Jul. 31, 2011 Castion Acquisition Financing [Member]	Dec. 31, 2011 Castion Acquisition Financing [Member]	Mar. 31, 2011 Castion Acquisition Financing [Member]	Dec. 31, 2011 Castion Acquisition Financing [Member]	Dec. 31, 2010 Castion Acquisition Financing [Member]	Jul. 02, 2007 Castion Acquisition Financing [Member]	Dec. 31, 2011 Castion Acquisition Financing [Member] Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Castion Acquisition Financing [Member] Series B Convertible Preferred Stock [Member]	Jul. 31, 2011 Bridge Notes 2010 [Member]	Sep. 30, 2011 Bridge Notes 2010 [Member]	Mar. 31, 2011 Bridge Notes 2010 [Member]	Dec. 31, 2011 Bridge Notes 2010 [Member]	Jun. 30, 2010 Bridge Notes 2010 [Member]	Mar. 10, 2010 Bridge Notes 2010 [Member]	Sep. 30, 2011 June 2011 Bridge Notes [Member]	Dec. 31, 2011 June 2011 Bridge Notes [Member]	Jul. 12, 2011 June 2011 Bridge Notes [Member]	Jun. 17, 2011 June 2011 Bridge Notes [Member]	Dec. 31, 2012 June 2011 Bridge Notes [Member] Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 December 2011 Bridge Note [Member]
Debt Instrument, Issuance Date																						Dec 2, 2011			Jun 20, 2012
Debt Instrument, Interest Rate, Stated Percentage								5.00%						5.00%							12.50%	12.50%		8.00%	5.00%			8.00%	5.00%	12.50%	10.00%	10.00%														3.00%		10.00%
Debt Instrument, Maturity Date								Mar 21, 2013						Mar 7, 2013							Jan 31, 2013	Dec 31, 2012		Mar 31, 2014	Mar 31, 2014					Dec 31, 2012	Feb 29, 2012	Feb 29, 2012					May 31, 2010							Feb 28, 2011				Feb 29, 2012				Dec 31, 2012
Debt Instrument, Annual Principal Payment																										$ 1,877,217
Debt Instrument, Frequency of Periodic Payment																									Interest on the Note is payable semi-annually.
Additional Accrued Interest																								79,000	67,000
Interest Payable, Current									213,000	188,000					165,000	142,000
Debt Instrument, Unamortized Discount										78,000						181,000								86,000	106,000																							60,000
Debt Instrument Deferral Fees								2,500						2,500										5,000	5,000
Bridge Loan Exchanged For Promissory Note																						1,250,000
Amount Of Investment Subject To Option																				750,000
Debt Instrument Additional Borrowing Capacity Amount																																													2,000,000
Convertible Debt			3,088,000	2,821,000	3,187,000			0		860,000				0		711,000					1,250,000	1,250,000	1,250,000	1,937,000	1,838,000		0
Investment Owned, Subject to Option, Exercise Dates																				7-Mar-08
Debt Instrument, Interest Rate Terms																									The Note bears interest at the rate of 5% per annum from April 1, 2012 through May 31, 2012, then bears interest at the rate of 8% per annum until the maturity date, March 31, 2014.
Warrant Issued For Purchase Of Common Stock								750,000						750,000																						10,455,024			17,585,127
Investment Warrants Exercise Price1 (in dollars per share)			$ 1									$ 1	$ 0.5					$ 1	$ 0.5
Investment Warrants Expiration Date								Mar 21, 2013						Mar 7, 2014
Debt Instrument, Face Amount											750,000						750,000																					3,353,127								2,600,000			1,600,000	2,900,000
Common Stock, Price Per Share																																				$ 0.4
Tender of Roenigk 2007 and 2008 Convertible Promissory Notes in exchange for Roenigk 2012 Convertible Promissory Note																																							902,710		4,500,000
Debt Conversion, Converted Instrument, Shares Issued						653,439																																	376,129
Repayments of Debt		1,568,267																															1,568,267			1,144,336					1,568,267
Common Stock Shares Issued For Debt Settlement																																				6,018,065
Additional Repayments Of Debt																																				37,914
Restated Interest Rate				10.00%																																10.00%								10.00%
Debt Conversion, Description																																				The restated CASTion Notes also provided that, in the event that (i) the closing price of the Company's Common Stock equaled or exceeded $0.72 per share for 20 consecutive trading days and (ii) the daily average trading volume of the Company's Common Stock exceeded 30,000 shares for 20 consecutive trading days, then the entire principal amount, plus all accrued and unpaid interest thereon, would automatically convert into shares of the Company's Series B Convertible Preferred Stock at the rate of $2.40 per share.
Loss on extinguishment of debt			0	(12,513,000)																														952,000	7,361,000							2,618,000	327,000				1,799,000
Repayment Of Debt Percentage																																				50.00%
Preferred Stock Shares Issued For Debt Settlement																																																			3,469,387
Common Stock Exercise Price1																																		$ 0.3		$ 0.3								$ 0.24
Proceeds from Issuance of Debt			$ 1,600,000																																													$ 1,600,000
Warrants Issuance To Purchase Common Stock Description																																												Upon conversion of all or any portion of the Amended 2010 Bridge Notes, the Company will issue five-year warrants for the purchase, at an exercise price of $0.30 per share, of that number of shares of the Company's Common Stock determined by dividing (i) 200% of the amount of principal and interest so converted by (ii) $0.30 (the "Warrants").
Warrants Issuance To Purchase Stock Description																																									five-year warrants for the purchase, at an exercise price of $0.30 per share, of that number of shares of the Company's Common Stock determined by dividing (i) 200% of the amount of principal and interest so converted by (ii) $0.30 (the "Warrants").							Pursuant to the June 2011 Bridge Loan Agreement, the Company agreed, subject to the satisfaction of certain conditions, to amend the Warrants (i) to provide that they will be exercisable for the purchase of shares of the Company's Series B Convertible Preferred Stock (the "Series B Stock") instead of Common Stock (with the number of shares of the Series B Stock determined by dividing by ten (10) the number of shares of Common Stock for which the Warrants are currently exercisable) and (ii) to change the exercise prices of all Warrants (which currently range from $0.30 to $1.82 per share of Common Stock) to $1.30 per share of Series B Stock (the equivalent of $0.13 per Common-equivalent share).
Imputed Interest Rate																																																10.00%
Preferred Stock, Price Per Share	$ 1.3			$ 2.4																																															$ 1.3
Debt Instrument, Convertible, Conversion Price				$ 0.5			$ 2.4				$ 0.5			$ 0.5			$ 0.5								$ 0.5													$ 0.5		$ 2.4						$ 0.24

Equity (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Cost of revenue	$ 1,175	$ 1,428	$ 6,798	$ 5,179
General and administrative	986	1,031	4,751	4,869
Engineering, research and development	195	109	460	299
Sales and marketing	382	703	2,855	2,448
Stock Option [Member]
Cost of revenue	0	4	4	23
General and administrative	127	137	548	769
Engineering, research and development	16	25	77	41
Sales and marketing	14	(3)	126	169
Option expense before tax	157	163	755	1,002
Benefit for income tax	0	0	0	0
Net option expense	$ 157	$ 163	$ 755	$ 1,002

Equity (Details 1) (Black Scholes Option Pricing Model [Member])	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Risk-free interest rate	1.01%
Expected option life (years)	6 years 3 months	6 years 3 months		10 years
Expected volatility	90.00%	92.00%
Expected dividend rate	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Risk-free interest rate		1.10%	0.83%	2.00%
Expected option life (years)			6 years 3 months
Expected volatility			90.00%	91.00%
Maximum [Member]
Risk-free interest rate		1.20%	2.23%	3.50%
Expected option life (years)			10 years
Expected volatility			92.00%	92.00%

Equity (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Number of Shares, Outstanding, beginning of year (in shares)	24,896,678	19,674,102	19,674,102	22,065,402
Number of Shares, Granted (in shares)	14,350,000	1,530,000	7,560,000	3,320,000
Number of Shares, Canceled (in shares)	(5,151,102)	(521,250)	(2,337,424)	(5,711,300)
Number of Shares, Outstanding, end of years (in shares)	34,095,576	20,682,852	24,896,678	19,674,102
Number of shares, exercisable, end of years (in shares)	15,248,701	9,540,783	14,700,574	9,393,283
Weighted Average Price Per Share, Outstanding, beginning of year	$ 0.32	$ 0.38	$ 0.38	$ 0.57
Weighted Average Price Per Share, Granted	$ 0.09	$ 0.24	$ 0.16	$ 0.27
Weighted Average Price Per Share, Canceled	$ 0.29	$ 0.31	$ 0.29	$ 0.99
Weighted Average Price Per Share, Outstanding, end of years	$ 0.32	$ 0.37	$ 0.32	$ 0.38
Weighted Average Price Per Share, exercisable, end of years	$ 0.38	$ 0.51	$ 0.4	$ 0.47

Equity (Details 3)	Mar. 31, 2013	Dec. 31, 2012
Number of Warrants	98,370,113	99,870,113
Year 2013 [Member]
Number of Warrants	7,396,554	8,896,554
Year 2014 [Member]
Number of Warrants	6,159,436	6,159,436
Year 2015 [Member]
Number of Warrants	6,188,879	6,188,879
Year 2016 [Member]
Number of Warrants	42,795,244	42,795,244
Year 2017 [Member]
Number of Warrants	34,487,500
After Year 2017 [Member]
Number of Warrants	1,342,500	35,830,000

Equity (Details Textual) (USD $)	1 Months Ended								3 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended				1 Months Ended	3 Months Ended			12 Months Ended		1 Months Ended		3 Months Ended			3 Months Ended		3 Months Ended	12 Months Ended									12 Months Ended			3 Months Ended		12 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended
	Oct. 31, 2012	Aug. 31, 2012	Jul. 31, 2012	Jan. 31, 2012	Aug. 31, 2011	Jul. 31, 2011	May 31, 2011	Mar. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Plan 2008 Amendment [Member]	Mar. 31, 2013 Plan 2008 Amendment [Member] Non Employee Director [Member]	Dec. 31, 2012 Stock Option Plan 1997 [Member]	Dec. 31, 2012 Stock Option Plan 2008 [Member]	Dec. 31, 2012 Stock Option Plan 2008 [Member] Subsequent Event [Member]	Dec. 31, 2012 Stock Option Plan 2008 Amendment [Member] Subsequent Event [Member]	Jul. 31, 2011 Bridge Notes 2010 [Member]	Dec. 31, 2012 Bridge Notes 2010 [Member]	Aug. 31, 2011 Castion Notes [Member]	Jul. 31, 2011 Castion Notes [Member]	Mar. 31, 2013 Employee and Advisor and Board Of Director [Member] Incentive Stock Plan 2008 [Member]	Mar. 31, 2013 Series A Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Jul. 31, 2011 Series B Convertible Preferred Stock [Member]	Mar. 31, 2013 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member] Subsequent Event [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member] Bridge Note 2011 [Member]	Aug. 31, 2011 Series B Convertible Preferred Stock [Member] Castion Notes [Member]	Mar. 31, 2013 Series B1 Convertible Preferred Stock [Member]	Mar. 31, 2013 Series B1 Convertible Preferred Stock [Member] Subsequent Event [Member]	Dec. 31, 2012 Series B1 Convertible Preferred Stock [Member] Subsequent Event [Member]	Mar. 31, 2013 Series C Convertible Preferred Stock [Member]	Mar. 31, 2013 Series C Convertible Preferred Stock [Member] Subsequent Event [Member]	Dec. 31, 2012 Series C Convertible Preferred Stock [Member] Subsequent Event [Member]	Mar. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Mar. 31, 2013 Preferred Stock [Member]	Dec. 31, 2012 Preferred Stock [Member]	Jan. 07, 2013 Preferred Stock [Member] Subsequent Event [Member]	Dec. 31, 2012 Preferred Stock [Member] Subsequent Event [Member]	Mar. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member] Subsequent Event [Member]	Mar. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Management [Member]	Dec. 31, 2011 Minimum [Member] Management [Member]	Mar. 31, 2013 Minimum [Member] Employee and Advisor and Board Of Director [Member] Incentive Stock Plan 2008 [Member]	Mar. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member] Management [Member]	Dec. 31, 2011 Maximum [Member] Management [Member]	Mar. 31, 2013 Maximum [Member] Employee and Advisor and Board Of Director [Member] Incentive Stock Plan 2008 [Member]	Dec. 31, 2012 Investors Group One [Member]	Dec. 31, 2012 Investors Group Two [Member]	Jul. 31, 2012 Investors Group [Member]	Dec. 31, 2012 Investors Group [Member]	Dec. 31, 2011 Investors Group [Member]	Dec. 31, 2012 Investors Group [Member] Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Investors Group [Member] Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Investors Group Three [Member]	Dec. 31, 2012 Arc Capital (Bvi) Limited [Member]	Dec. 31, 2011 Warrant Amendment Agreements [Member]	Dec. 31, 2012 Warrant Amendment Agreements [Member] Minimum [Member]	Dec. 31, 2011 Warrant Amendment Agreements [Member] Minimum [Member]	Dec. 31, 2012 Warrant Amendment Agreements [Member] Maximum [Member]	Dec. 31, 2011 Warrant Amendment Agreements [Member] Maximum [Member]
Number Of Common Stock To Purchase Upon Warrants Acquired											99,870,113																														98,370,113
Investment Warrants, Exercise Price (in dollars per share)	$ 0.15	$ 0.15	$ 0.15	$ 0.095							$ 0.095										$ 0.3																																															$ 0.095	$ 0.095	$ 0.095	$ 0.3	$ 0.3
Common Stock Share Issued For Service											419,180	600,000																																																							419,180
Common Stock, Capital Shares Reserved for Future Issuance									270,000,000		253,000,000			40,000,000			20,000,000	20,000,000	40,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value									$ 0.07	$ 0.18	$ 0.11	$ 0.21
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value									$ 144,000	$ 141,000	$ 1,137,000	$ 958,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term											6 years 6 months																																											5 years 9 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term									8 years 1 month 6 days		7 years 4 months 24 days
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Share-based Awards Other than Options											514,000
Employee Service Share Based Compensation Non Vested Awards Total Compensation Cost Expected To Recognized Period Share Based Awards Other Than Options											1 year 3 months 18 days
Class of Warrant or Right, Exercise Price of Warrants or Rights																																																	0.01	0.01				0.55	0.55				0.1	0.1						0.1
Weighted Average Exercise Price																																									$ 0.4	$ 0.28																										$ 0.55
Purchase Price Of Shares and Warrants																																																												828,750		1,731,625				376,500
Share-Based Compensation, Shares Authorized Under Stock Option Plans, Exercise Price Range, Lower Range Limit											$ 0.085
Share-Based Compensation, Shares Authorized Under Stock Option Plans, Exercise Price Range, Upper Range Limit											$ 1.5
Common Stock Exercise Price					$ 0.3						$ 0.3											$ 0.3																												$ 0.01					$ 0.55				$ 0.15	$ 0.15			$ 0.3			$ 0.15
Reduction Of Common Stock Exercise Price											less than $0.10
Reduction Of Investment Warrants Exercise Price Percentage											150.00%
Stock Issued During Period, Shares, New Issues	3,765,000	8,287,500	17,316,250	5,633,344																																8,839,500																								828,750						376,500
Warrant Issued For Purchase Of Common Stock																						19,547,385	10,455,424																																				1,354,125	828,750								27,700,000
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Expected Forfeiture Rate									5.00%		5.00%	0.00%
Number Of Warrant Issued	4,141,500	9,116,250	18,670,375																																																										18,670,375
Stockholders Voting Percentage In Capital Stock												71.30%
Shares Authorized											455,000,000
Common Stock, Shares Authorized									425,000,000		425,000,000	425,000,000																																			800,000,000	800,000,000
Preferred Stock, Shares Authorized									30,000,000		30,000,000	30,000,000													208,334	208,334	208,334		12,000,000	12,000,000	12,000,000	12,000,000			11,000,000		11,000,000	15,000,000		15,000,000			50,000,000	30,000,000	50,000,000	50,000,000
Preferred Stock Shares Authorized Reduced Number																													1,000,000			1,000,000
Common Stock Value Issued For Service											88,000	114,000
Debt Conversion, Converted Instrument, Amount																				4,500,000														2,932,108
Debt Conversion, Converted Instrument, Shares Issued																												653,439						1,221,707					6,926,553
Conversion Of Stock, Shares Converted							18,518	100,000
Conversion Of Stock, Shares Issued							185,180	1,000,000
Preferred Stock, Price Per Share					$ 1.3							$ 2.4																					$ 1.3																																$ 2.4
Repayments Of Debt						1,568,267														1,568,267			1,568,267
Warrant Issued For Purchase Of Preferred Stock											3,469,387																						3,469,387
Share-Based Compensation Arrangement By Share-Based Payment Award, Plan Modification, Description and Terms											The Plan, which expired on December 31, 2007, provided that the exercise price of each option must be at least equal to 100% of the fair market value of the Common Stock on the date of grant. The Plan contained automatic grant provisions for non-employee Directors of the Company.					The Plan, which expired on December 31, 2007, provided that the exercise price of each option must be at least equal to 100% of the fair market value of the Common Stock on the date of grant. The Plan contained automatic grant provisions for non-employee Directors of the Company.
Non Qualified Stock Options Granted To Directors1																	30,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross									14,350,000	1,530,000	7,560,000	3,320,000			100,000	750,000								14,350,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price									$ 0.38	$ 0.51	$ 0.4	$ 0.47																																						$ 0.085			$ 0.054		$ 0.268			$ 0.089
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized									1,300,000
Employee Service Share-Based Compensation, Nonvested Awards, Total Compensation Cost Not Yet Recognized, Period For Recognition									1 year 6 months
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price									$ 0.32	$ 0.37	$ 0.32	$ 0.38	$ 0.57																																				$ 0.054					$ 1.5
Proceeds From Issuance Of Common Stock and Warrants				$ 498,000																																																							$ 1,565,908	$ 729,068						$ 331,196
Preferred Stock, Shares Outstanding																									208,334	208,334	208,334		11,664,993	11,664,993	11,664,993																																	208,334
Preferred stock, liquidation value per share (in dollars per share)																									$ 1.2	$ 1.2	$ 1.2		$ 2.4	$ 2.4	$ 2.4																																	$ 1.2
Preferred Stock, Shares Issued																									208,334	208,334	208,334		11,664,993	11,664,993	11,664,993
Non Qualified Stock Options Granted To Directors											100,000						30,000	30,000	100,000
Share-Based Compensation Arrangements By Share-Based Payment Award, Options, Grants In Period, Weighted Average Exercise Price									$ 0.09	$ 0.24	$ 0.16	$ 0.27																																							$ 0.15	$ 0.3				$ 0.3	$ 0.15

Derivative Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative liability - current portion	$ 1,327	$ 20	$ 706
Derivative liability - long-term portion	0	2,214	101
Total	1,327	2,234	807
Fair Value, Inputs, Level 1 [Member]
Derivative liability - current portion	0	0	0
Derivative liability - long-term portion		0	0
Total	0	0	0
Fair Value, Inputs, Level 2 [Member]
Derivative liability - current portion	0	0	0
Derivative liability - long-term portion		0	0
Total	0	0	0
Fair Value, Inputs, Level 3 [Member]
Derivative liability - current portion	1,327	20	706
Derivative liability - long-term portion		2,214	101
Total	$ 1,327	$ 2,234	$ 807

Derivative Liabilities (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Reclassification of derivative liabilities to equity				$ (2,037)
Fair Value, Inputs, Level 3 [Member]
Balance at beginning of period	2,234	807	807	2,852
Recognition of derivative liabilities			3,064	3,928
Change in fair value	(907)	(175)	(1,637)	(3,936)
Reclassification of derivative liabilities to equity			0	(2,037)
Balance at end of period	$ 1,327	$ 632	$ 2,234	$ 807

Derivative Liabilities (Details Textual) (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Increase Decrease In Fair Value Of Derivative Liabilities				$ 3,064,000
Fair Value, Option, Methodology and Assumptions				The Monte Carlo Simulation lattice model
Share Price	$ 0.0499			$ 0.09
Increase (Decrease) in Derivative Liabilities			4,306,000
Convertible Preferred Stock, Shares Issued upon Conversion					10
Other derivative expense				(567,000)	0
Derivative liability - current portion	1,327,000			20,000	706,000
Derivative liability income	$ 907,000	$ 175,000		$ 1,637,000	$ 3,936,000
Debt Instrument, Convertible, Conversion Price					$ 0.5
Minimum [Member]
Fair Value Assumptions, Exercise Price	$ 0.1
Fair Value Assumptions, Expected Volatility Rate	55.00%
Fair Value Assumptions, Risk Free Interest Rate	0.14%
Fair Value Assumptions, Expected Term	2 months
Minimum [Member] | Binomial Lattice Model [Member]
Fair Value Assumptions, Exercise Price				$ 0.1
Fair Value Assumptions, Expected Volatility Rate				55.00%
Fair Value Assumptions, Risk Free Interest Rate				0.16%
Fair Value Assumptions, Expected Term				5 months
Maximum [Member]
Fair Value Assumptions, Exercise Price	$ 0.36
Fair Value Assumptions, Expected Volatility Rate	60.00%
Fair Value Assumptions, Risk Free Interest Rate	0.57%
Fair Value Assumptions, Expected Term	52 months
Maximum [Member] | Binomial Lattice Model [Member]
Fair Value Assumptions, Exercise Price				$ 0.36
Fair Value Assumptions, Expected Volatility Rate				75.00%
Fair Value Assumptions, Risk Free Interest Rate				0.72%
Fair Value Assumptions, Expected Term				55 months
Series B Convertible Preferred Stock [Member]
Debt Instrument, Convertible, Conversion Price					$ 2.4
Common Stock [Member]
Exercise Price Description				if the Company issues and sells any shares of Common Stock or securities convertible into Common Stock ("Convertible Securities") at a price less than $0.10 per share at any time on or before January 11, 2014 (a "Dilutive Transaction"), the purchase price for the shares shall automatically be reduced to a price equal to the price at which such shares were issued and sold (the "Reduced Price"), and the Company will issue to the Investors, for no additional consideration, a sufficient number of additional shares so that the effective price per share equals the Reduced Price.
Warrant [Member]
Exercise Price Description				The Warrants include a similar price protection provision pursuant to which, upon a Dilutive Transaction, the exercise price of the Warrants shall automatically be reduced to a price equal to 150% of the Reduced Price. Upon such adjustment, the number of shares issuable upon exercise shall automatically be adjusted by multiplying the number of shares issuable upon exercise of such warrant immediately prior to the Dilutive Transaction by a fraction, (i) the numerator of which shall be the exercise price immediately prior to the Dilutive Transaction and (ii) the denominator of which shall be the exercise price as adjusted.

Related party transactions (Details Textual) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Noncontrolling interest	$ (2)	$ (2)	$ (6)
Parent Company [Member]
Noncontrolling Interest, Ownership Percentage by Parent		85.00%
Alexander Fassbender [Member]
Noncontrolling Interest, Ownership Percentage by Parent		7.50%
Unrelated Third Party [Member]
Noncontrolling Interest, Ownership Percentage by Parent		7.50%

Income taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net operating loss carryforwards	$ 20,386	$ 19,720
Contingent liability reserves	0	158
Derivative liabilities	849	0
Stock options and warrants	2,140	1,973
Billings in excess of costs	1,728	0
Valuation discount	(40)	(99)
Other	352	165
Deferred Tax Assets, Gross	25,415	21,917
Valuation allowance - deferred tax assets	(25,415)	(21,917)
Deferred Tax Assets, Net of Valuation Allowance	$ 0	$ 0

Income taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Computed at statutory rate (34%)	$ (2,510)	$ (5,911)
(Decrease) increase in valuation allowance for deferred tax assets	3,130	(2,220)
Loss on extinguishment of debt	0	4,267
Stock and stock options	130	3,745
Derivative liabilities	(849)	(1,338)
Valuation discount	0	1,558
Non-deductible items and other	99	(101)
Benefit for income taxes	$ 0	$ 0

Income taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets Changes In Valuation Allowance	$ 3,100,000	$ 2,200,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%
Operating Loss Carryforwards	58,500,000
Operating Loss Carryforwards, Expiration Dates	expire in various amounts during 2013 through 2032
Maximum Amount Of Operating Loss Carryforwards For Income Tax	300,000
Interest and Penalties Abated Value	$ 2,263,000

Segments (Details Textual) (UPA [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
UPA [Member]
Interest In Joint Venture		50.00%
Contracts Received	$ 157,000	$ 900,000
Revenues	157,000
Cost of Goods Sold	$ 123,000

Commitments and contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Payments due in:
2013	$ 173
2014	178
2015	183
2016	188
2017	16
Operating Leases, Future Minimum Payments Due	$ 738

Commitments and contingencies (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Loss Contingency, Damages Sought, Value	$ 2,200,000	$ 2,200,000
Amount Of Tax Due Without Interest Or Penalties		2,134,636
Income Tax Examination, Penalties and Interest Expense		399,000
Taxes Payable		$ 176,636

Subsequent Events (Details Textual) (USD $)	1 Months Ended					12 Months Ended			1 Months Ended	3 Months Ended					12 Months Ended				3 Months Ended				12 Months Ended	3 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended		3 Months Ended
	Oct. 31, 2012	Aug. 31, 2012	Jul. 31, 2012	Jan. 31, 2012	Jul. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Jul. 31, 2011 Series B Convertible Preferred Stock [Member]	Mar. 31, 2013 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member]	Mar. 31, 2013 Series C Convertible Preferred Stock [Member]	Mar. 31, 2013 Series B1 Convertible Preferred Stock [Member]	Dec. 31, 2012 Stock Option Plan 2008 [Member]	Mar. 31, 2013 Common Stock [Member]	Mar. 31, 2013 Preferred Stock [Member]	Dec. 31, 2012 Preferred Stock [Member]	Mar. 31, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member] Loan Agreement C13 Thermo Llc [Member]	Mar. 31, 2013 Subsequent Event [Member] Bridge Notes December 2011 and Bridge Notes November 2012 [Member]	Mar. 31, 2013 Subsequent Event [Member] Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Subsequent Event [Member] Series B Convertible Preferred Stock [Member]	Mar. 31, 2013 Subsequent Event [Member] Series C Convertible Preferred Stock [Member]	Dec. 31, 2012 Subsequent Event [Member] Series C Convertible Preferred Stock [Member]	Mar. 31, 2013 Subsequent Event [Member] Series B1 Convertible Preferred Stock [Member]	Dec. 31, 2012 Subsequent Event [Member] Series B1 Convertible Preferred Stock [Member]	Dec. 31, 2012 Subsequent Event [Member] Stock Option Plan 2008 [Member]	Dec. 31, 2012 Subsequent Event [Member] Stock Option Plan 2008 Amendment [Member]	Mar. 31, 2013 Subsequent Event [Member] Common Stock [Member]	Dec. 31, 2012 Subsequent Event [Member] Common Stock [Member]	Mar. 31, 2013 Subsequent Event [Member] Common Stock [Member] Pipe Investors [Member]	Jan. 07, 2013 Subsequent Event [Member] Preferred Stock [Member]	Dec. 31, 2012 Subsequent Event [Member] Preferred Stock [Member]
Debt Conversion, Original Debt, Amount																					$ 4,950,000
Interest Payable																					314,177
Debt Conversion, Converted Instrument, Shares Issued									653,439															6,926,553
Warrants To Purchase Common Stock																			69,265,530
Effective Price Of Convertible Preferred Stock Per Share																								$ 0.76
Equivalent Price Of Common Stock Price Per Share																														$ 0.076
Warrants Exercise Price																			$ 0.114
Convertible Preferred Shares Purchase Description																								the number of shares of Series C Convertible Preferred Stock that would be purchased for $100 at a purchase price of $0.76 per share
Convertible Preferred Stock Shares Exchanged																						41.67		131.58
Convertible Preferred Stock, Shares Issued upon Conversion								10														2,193,414		6,926,553
Stock Issued During Period, Shares, New Issues	3,765,000	8,287,500	17,316,250	5,633,344																						8,839,500						9,274,364
Common Stock Effective Issue Price																																$ 0.1
Stock Issued During Period Shares Others																														6,031,577
Warrants Surrendered During Period																			39,205,234
Repayments of Debt					$ 1,568,267															$ 785,059
Common stock, shares authorized						425,000,000	425,000,000	425,000,000								800,000,000															800,000,000
Preferred stock, shares authorized						30,000,000	30,000,000	30,000,000		12,000,000	12,000,000	12,000,000	15,000,000	11,000,000			50,000,000	30,000,000					12,000,000		15,000,000		11,000,000						50,000,000	50,000,000
Preferred Stock Shares Authorized Reduced Number										1,000,000													1,000,000
Common Stock, Capital Shares Reserved for Future Issuance						253,000,000	270,000,000								20,000,000													20,000,000	40,000,000
Non Qualified Stock Options Granted To Directors						100,000									30,000													30,000	100,000